As filed with the Securities and Exchange Commission on June 13, 2012

File No. 033-65137

File No. 811-07455

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

Under the SECURITIES ACT OF 1933 Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 53	☒

and/or

REGISTRATION STATEMENT

Under the INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 54	☒

(Check appropriate box or boxes)

Virtus Opportunities Trust

(Exact Name of Registrant as Specified in Charter)

Area Code and Telephone Number: (800) 243-1574

101 Munson Street

Greenfield, Massachusetts 01301

(Address of Principal Executive Offices)

Kevin J. Carr, Esq.

Counsel

Virtus Investment Partners, Inc.

100 Pearl St.

Hartford, Connecticut 06103

(Name and Address of Agent for Service)

Copies of All Correspondence to:

David Mahaffey, Esq.

Sullivan & Worcester LLP

1666 K Street, N.W.

Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on or at such later date as the Commission shall order pursuant to paragraph (a)(2)
☐	75 days after filing pursuant to paragraph (a)(2)
☒	on August 28, 2012 pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment consists of the following:

1.	Facing Sheet of the Registration Statement

2.	Prospectus for Virtus Emerging Markets Debt Fund, Virtus Emerging Markets Equity Income Fund, Virtus Herzfeld Fund, Virtus International Small-Cap Fund and Virtus Wealth Masters Fund

3.	Updates for Statement of Additional Information, applicable to the above-named funds only

4.	Part C

5.	Signature Page

This Post-Effective Amendment is being filed for the sole purpose of registering the five new funds named above.

Parts A and B of Registrant’s Post-Effective Amendment No. 51 to its registration statement filed on January 27, 2012 are incorporated by reference herein and this Post-Effective Amendment No. 53 is being filed for the sole purpose of registering shares of Virtus Emerging Markets Debt Fund, Virtus Emerging Markets Equity Income Fund, Virtus Herzfeld Fund, Virtus International Small-Cap Fund and Virtus Wealth Masters Fund.

PROSPECTUS

TICKER SYMBOL BY CLASS
FUND	A	B	C	I	T
Virtus Emerging Markets Debt Fund

Virtus Emerging Markets Equity Income Fund

Virtus Herzfeld Fund

Virtus International Small-Cap Fund

Virtus Wealth Masters Fund

TRUST NAME:	September xx, 2012
VIRTUS OPPORTUNITIES TRUST

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. This prospectus contains important information that you should know before investing in Virtus mutual funds. Please read it carefully and retain it for future reference.	Not FDIC Insured No Bank Guarantee May Lose Value

Virtus Mutual Funds

Virtus Emerging Markets Debt Fund

Investment Objective

The fund has an investment objective of seeking high total return from current income and capital appreciation.

Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under “Sales Charges” on page      of the fund’s prospectus and “Alternative Purchase Arrangements” on page      of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	3.75%	None		None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	1.00%	(a)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C		Class I
Management Fees	%	%		%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%		None
Other Expenses(b)%		%		%
Total Annual Fund Operating Expenses	%	%		%
Less: Expense Reimbursement(c)%		%		%
Total Annual Fund Operating Expenses After Expense Reimbursement	%	%		%

(a)	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(b)	Estimated for current fiscal year.

(c)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding interest, taxes and extraordinary expenses) so that such expenses do not exceed % for Class A Shares, % for Class C Shares and % for Class I Shares through September 30, 2013. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same and that the expense reimbursement arrangement remains in place only for the period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Year
Class A	Sold or Held
Class C	Sold
Held
Class I	Sold or Held

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

Virtus Emerging Markets Debt Fund	1

Investments, Risks and Performance

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in fixed income (debt) securities issued by governments, government-related entities and corporations located in emerging market countries. The fund may invest without limit in high yield debt securities and related investments rated below investment grade (that is, securities not rated Baa/BBB or above by at least one nationally recognized statistical rating organization (“NRSRO”), or, if unrated, determined to be of comparable credit quality by the subadviser). Below investment grade securities are commonly referred to as “junk bonds.” These investments include, but are not limited to, instruments designed to restructure outstanding emerging market debt such as participations in loans between governments and financial institutions. The fund is a non-diversified portfolio.

The fund intends to invest in at least three emerging market countries, which are countries that, at the time of investment, are represented in the JP Morgan Emerging Markets Bond Index Global Diversified or categorized by the World Bank in its annual categorization as middle- or low-income. In determining “location” of an issuer, the subadviser primarily relies on the country where the issuer is incorporated. However, the country of risk is ultimately determined based on analysis of the following criteria: actual building address (domicile), primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated. This evaluation is conducted so as to determine that the issuer’s assets are exposed to the economic fortunes and risks of the designated country.

Principal Risks

The fund may not achieve its objective, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

>

Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.

>

Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>	Foreign Investing Risk. The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts.

>

Geographic Concentration Risk. The risk that events negatively affecting the fiscal stability of a particular country or region in which the fund focuses will cause the value of the fund’s shares to decrease, perhaps significantly. To the extent the fund concentrates its assets in a particular country or region, the fund is more vulnerable to financial, economic or other political developments in that country or region as compared to a fund that does not concentrate holdings in a particular country or region.

>

High Yield-High Risk Fixed Income Securities (Junk Bonds) Risk. The risk that the issuers of high yield-high risk securities in the fund’s portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.

>	Interest Rate Risk. The risk that when interest rates rise, the values of the fund’s debt securities, especially those with longer maturities, will fall.

>	Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at a time and price beneficial to the fund.

>

Loan Participation Risk. The risk that there may not be a readily available market for loan participation interests and, in some cases, the fund may have to dispose of such securities at a substantial discount from face value. Loan participations also involve the credit risk associated with the underlying corporate borrower.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>

Non-Diversification Risk. The risk that the fund will be more susceptible to factors negatively impacting the securities in its portfolio to the extent that each such security represents a significant portion of the fund’s assets.

>

Unrated Fixed Income Securities Risk. The risk that the subadviser will be unable to accurately assess the quality of an unrated fixed income security, so that the fund invests in a security with greater risk than intended.

2	Virtus Emerging Markets Debt Fund

>

U.S. Government Securities Risk. The risk that U.S. Government securities in the fund’s portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

Performance Information

The fund has not had a full calendar year of operations; therefore, performance information is not shown.

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”).

The fund’s subadviser is Newfleet Asset Management, LLC (“Newfleet”), an affiliate of VIA.

Portfolio Management

>	David L. Albrycht, CFA, Chief Investment Officer – Multi-Sector Fixed Income Strategies at Newfleet. Mr. Albrycht has been Portfolio Manager since inception in September 2012.

>	Stephen H. Hooker, CFA, Director of Foreign Research at Newfleet. Mr. Hooker has been Portfolio Manager since inception in September 2012.

>	Daniel Senecal, CFA, Co-Head of Corporate Credit Research at Newfleet. Mr. Senecal has been Portfolio Manager since inception in September 2012.

Purchase and Sale of Fund Shares

Purchase Minimums (except Class I Shares)
Minimum Initial Purchase	$2,500
Individual Retirement Accounts (IRAs), systematic purchase or systematic exchange accounts	$100
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum
Minimum Additional Purchase	$100
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

In general, you can buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor.

Taxes

The fund’s distributions are taxable to you either as ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s Web site for more information.

Virtus Emerging Markets Debt Fund	3

Virtus Emerging Markets Equity Income Fund

Investment Objective

The fund has an investment objective of seeking capital appreciation and income.

Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under “Sales Charges” on page      of the fund’s prospectus and “Alternative Purchase Arrangements” on page      of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	None		None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	1.00%	(a)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C		Class I
Management Fees	%	%		%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%		None
Other Expenses(b)%		%		%
Total Annual Fund Operating Expenses	%	%		%
Less: Expense Reimbursement(c)%		%		%
Total Annual Fund Operating Expenses After Expense Reimbursement	%	%		%

(a)	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(b)	Estimated for current fiscal year.

(c)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding interest, taxes and extraordinary expenses) so that such expenses do not exceed % for Class A Shares, % for Class C Shares and % for Class I Shares through September 30, 2013. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same and that the expense reimbursement arrangement remains in place only for the period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Year
Class A	Sold or Held
Class C	Sold
Held
Class I	Sold or Held

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

4	Virtus Emerging Markets Equity Income Fund

Investments, Risks and Performance

Principal Investment Strategies

This fund offers investors exposure to emerging market. The securities chosen for inclusion in the fund are those that, in the opinion of the subadviser, are high quality companies that pay above average dividends, have above average dividend growth potential, strong balance sheets and cash flow and adhere to better corporate governance. Companies selected must have the financial strength to maintain and grow their dividend payout commitments. The process is focused on identifying companies that have chosen to generate high levels of cash flow and to pay a high proportion of it to their shareholders.

Under normal circumstances, the fund invests at least 80% of its assets in equity securities of issuers located in emerging markets countries; such issuers may be of any capitalization. Emerging markets countries generally include every nation in the world except the U.S., Canada, Japan, Australia, New Zealand and most nations located in Western Europe. The fund intends to diversify its investments among countries and normally to have represented in the portfolio business activities of a number of different countries. In determining “location” of an issuer, the subadviser primarily relies on the country where the issuer is incorporated. However, the country of risk is ultimately determined based on analysis of the following criteria: actual building address (domicile), primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated. This evaluation is conducted so as to determine that the issuer’s assets are exposed to the economic fortunes and risks of the designated country.

Principal Risks

The fund may not achieve its objective, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

>

Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund’s shares over short or extended periods. Investments in smaller companies may be more volatile than investments in larger companies.

>	Foreign Investing Risk. The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts.

>

Geographic Concentration Risk. The risk that events negatively affecting the fiscal stability of a particular country or region in which the fund focuses will cause the value of the fund’s shares to decrease, perhaps significantly. To the extent the fund concentrates its assets in a particular country or region, the fund is more vulnerable to financial, economic or other political developments in that country or region as compared to a fund that does not concentrate holdings in a particular country or region.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

Performance Information

The fund has not had a full calendar year of operations; therefore, performance information is not shown.

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc.

The fund’s subadviser is Kleinwort Benson Investors International, Ltd. (“KBI”).

Portfolio Management

>	James Collery, Portfolio Manager—Dividend Plus Strategies at KBI. Mr. Collery has been Portfolio Manager since inception in September 2012.

>	David Hogarty, Head of Strategy Development—Dividend Plus Strategies at KBI. Mr. Hogarty has been Portfolio Manager since inception in September 2012.

Virtus Emerging Markets Equity Income Fund	5

>	Ian Madden, Portfolio Manager—Dividend Plus Strategies at KBI. Mr. Madden has been Portfolio Manager since inception in September 2012.

>	Gareth Maher, Head of Portfolio Management—Dividend Plus Strategies at KBI. Mr. Maher has been Portfolio Manager since inception in September 2012.

Purchase and Sale of Fund Shares

Purchase Minimums (except Class I Shares)
Minimum Initial Purchase	$2,500
Individual Retirement Accounts (IRAs), systematic purchase or systematic exchange accounts	$100
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum
Minimum Additional Purchase	$100
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

In general, you can buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor.

Taxes

The fund’s distributions are taxable to you either as ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s Web site for more information.

6	Virtus Emerging Markets Equity Income Fund

Virtus Herzfeld Fund

Investment Objective

The fund has an investment objective of seeking capital appreciation and current income.

Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under “Sales Charges” on page      of the fund’s prospectus and “Alternative Purchase Arrangements” on page      of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	None		None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	1.00%	(a)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C		Class I
Management Fees	%	%		%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%		None
Other Expenses(b)%		%		%
Acquired Fund Fees and Expenses(b)%		%		%
Total Annual Fund Operating Expenses	%	%		%
Less: Expense Reimbursement(c)%		%		%
Total Annual Fund Operating Expenses After Expense Reimbursement	%	%		%

(a)	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(b)	Estimated for current fiscal year.

(c)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding interest, taxes, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed % for Class A Shares, % for Class C Shares and % for Class I Shares through September 30, 2013. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same and that the expense reimbursement arrangement remains in place only for the period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Year
Class A	Sold or Held
Class C	Sold
Held
Class I	Sold or Held

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

Virtus Herzfeld Fund	7

Investments, Risks and Performance

Principal Investment Strategies

Under normal circumstances, the fund invests in closed-end investment companies that primarily invest in equity and income-producing securities. The investment methodology utilizes a number of factors and consists of both a quantitative and qualitative approach to identify opportunities across the entire universe of closed-end funds. The overall investment philosophy is predicated on recognizing the recurring valuation patterns found in the closed-end fund industry and capitalizing on opportunities in a systematic manner. The strategy seeks to exploit the discount and premium spreads associated with closed-end funds. The fund may also allocate assets to other investment company structures, including exchange traded funds and/or notes (ETFs and/or ETNs), equity securities, cash, and/or short term instruments.

Principal Risks

The fund may not achieve its objective, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. In addition, you will also be subject to the risks associated with the principal investment strategies of the underlying investment companies in which the fund invests. The principal risk of investing in the fund is:

>

Fund of Funds Risk. The risk that the underlying funds in which the fund invests will expose the fund to negative performance and additional expenses associated with investment in such funds, and increased volatility.

The principal risks attributable to the underlying investment companies in which the fund invests are:

>

Closed-End Funds Risk. The risk that close-end funds in which the fund invests will expose the fund to negative performance and additional expenses associated with investment in such funds, and increased volatility.

>

Commodity Risk. The risk that investments in commodities or commodity-linked instruments will subject the fund’s portfolio to volatility that may also deviate from price movements in equity and fixed income securities.

>

Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.

>	Derivatives Risk. The risk that the fund will incur a loss greater than the fund’s investment in, or will experience greater share price volatility as a result of investing in, a derivative contract.

>

Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>

Equity-Linked Instruments Risk. The risk that, in addition to market risk and other risks of the referenced equity security, the fund may experience a return that is different from that of the referenced equity security. Equity-linked instruments also subject the fund to counterparty risk, including the risk that the issuing entity may not be able to honor its financial commitment, which could result in a loss of all or part of the fund’s investment.

>

Equity REIT Securities Risk. The risk that the value of the fund’s shares will be negatively affected by changes in real estate values or economic conditions, credit risk and interest rate fluctuations, and changes in the value of the underlying real estate and defaults by borrowers.

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund’s shares over short or extended periods. Investments in smaller companies may be more volatile than investments in larger companies.

>

Exchange-Traded Funds (ETFs) Risk. The risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the fund of owning shares of the ETF will exceed those the fund would incur by investing in such securities directly.

>	Foreign Investing Risk. The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts.

>

Fund of Funds Risk. The risk that the underlying funds in which the fund invests will expose the fund to negative performance and additional expenses associated with investment in such funds, and increased volatility.

>

Geographic Concentration Risk. The risk that events negatively affecting the fiscal stability of a particular geographic location in which the fund focuses its investments will cause the value of the fund’s shares to decrease, perhaps significantly. To the extent the fund concentrates its assets in a particular country or region, the fund is more vulnerable to financial, economic or other political developments in that country or region as compared to a fund that does not concentrate holdings in a particular country or region.

>	Growth Stocks Risk. The risk that the fund will underperform when growth investing is out of favor or that the fund’s investments will not appreciate as anticipated.

>

High Yield-High Risk Fixed Income Securities Risk. The risk that the issuers of high yield-high risk securities in the fund’s portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.

>	Income Risk. The risk that income received from the fund will vary widely over the short- and long-term.

>

Industry/Sector Concentration Risk. The risk that events negatively affecting an industry or market sector in which a fund focuses its investments will cause the value of the fund’s shares to decrease, perhaps significantly.

>

Infrastructure Related Investment Risk. The risk that conditions negatively impacting the business or operations of the infrastructure companies in which the fund invests will cause the value of the fund’s shares to decrease.

>	Interest Rate Risk. The risk that when interest rates rise, the values of the fund’s debt securities, especially those with longer maturities, will fall.

>

Limited Number of Investments Risk. The risk that the fund’s portfolio will be more susceptible to factors adversely affecting issuers of securities in the fund’s portfolio than would a fund holding a greater number of securities.

>	Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and price beneficial to the fund.

>

Loan Participation Risk. The risk that there may not be a readily available market for loan participation interests and, in some cases, the fund may have to dispose of such securities at a substantial discount from face value. Loan participations also involve the credit risk associated with the underlying corporate borrower.

>

Market Volatility Risk. The value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>

Master Limited Partnership (“MLP”) Risk. The risk that the fund’s investments in MLP units will be negatively impacted by tax law changes, regulatory developments or other factors affecting the MLP’s underlying assets.

>

Mortgage-Backed and Asset-Backed Securities Risk. The risk that the impairment of the value of collateral underlying a mortgage-backed or asset-backed security, such as due to non-payment of loans, will result in a reduction in the value of such security.

>	Municipal Bond Market Risk. The risk that events negatively impacting a particular municipal security, or the municipal bond market in general, will cause the fund’s investments to decrease in value.

>

Non-Diversification Risk. The risk that the fund will be more susceptible to factors negatively impacting the securities in its portfolio to the extent that each such security represents a significant portion of the fund’s assets.

>

Preferred Stock. The risk that a preferred stock will decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status, or that such stock may be illiquid.

>	Short Sales Risk. The risk that a fund may experience a loss if the price of a borrowed security increases between the date of a short sale and the date on which the fund replaces the security.

>	Tax-Exempt Securities Risk. The risk that tax-exempt securities may not provide a higher after-tax return than taxable securities.

>

Unrated Fixed Income Securities Risk. The risk that the subadviser will be unable to accurately assess the quality of an unrated fixed income security, so that the fund invests in a security with greater risk than intended.

>

U.S. Government Securities Risk. The risk that U.S. Government securities in the fund’s portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

>	Value Stocks Risk. The risk that the fund will underperform when value investing is out of favor or that the fund’s investments will not appreciate as anticipated.

Performance Information

The fund has not had a full calendar year of operations; therefore, performance information is not shown.

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc.

The fund’s subadviser is Thomas J. Herzfeld Advisors, Inc. (“Herzfeld”).

Portfolio Management

>	Cecilia Gondor, Executive Vice President at Herzfeld. Ms. Gondor has been Portfolio Manager since inception in September 2012.

>	Erik Herzfeld, Managing Director at Herzfeld. Mr. Herzfeld has been Portfolio Manager since inception in September 2012.

8	Virtus Herzfeld Fund

>	Thomas J. Herzfeld, Chairman of Herzfeld. Mr. Herzfeld has been Portfolio Manager since inception in September 2012.

Purchase and Sale of Fund Shares

Purchase Minimums (except Class I Shares)
Minimum Initial Purchase	$2,500
Individual Retirement Accounts (IRAs), systematic purchase or systematic exchange accounts	$100
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum
Minimum Additional Purchase	$100
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

In general, you can buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor.

Taxes

The fund’s distributions are taxable to you either as ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s Web site for more information.

Virtus Herzfeld Fund	9

Virtus International Small-Cap Fund

Investment Objective

The fund has an investment objective of capital appreciation.

Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under “Sales Charges” on page     of the fund’s prospectus and “Alternative Purchase Arrangements” on page     of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	None		None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	1.00%	(a)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C		Class I
Management Fees	%	%		%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%		None
Other Expenses(b)%		%		%
Total Annual Fund Operating Expenses	%	%		%
Less: Expense Reimbursement(c)%		%		%
Total Annual Fund Operating Expenses After Expense Reimbursement	%	%		%

(a)	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(b)	Estimated for current fiscal year.

(c)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding interest, taxes and extraordinary expenses) so that such expenses do not exceed % for Class A Shares, % for Class C Shares and % for Class I Shares through September 30, 2013. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same and that the expense reimbursement arrangement remains in place only for the period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Year
Class A	Sold or Held
Class C	Sold
Held
Class I	Sold or Held

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

10	Virtus International Small-Cap Fund

Investments, Risks and Performance

Principal Investment Strategies

The fund pursues capital appreciation in the small-cap international arena. The fund invests in a select group of small-cap companies believed by the subadviser to be undervalued relative to their future market growth potential. The investment strategy emphasizes companies that the subadviser believes to have a sustainable competitive advantage, strong management and low financial risk and to be able to grow over market cycles.

Under normal circumstances, the fund invests at least 80% of its assets in equity securities of non-U.S. small capitalization companies that, at the time of initial purchase, have market capitalizations within the range of companies included in the MSCI ACWI ex USA Small Cap Index. Equity securities in which the fund invests include common stocks, preferred stocks and American Depositary Receipts (ADRs). Because small capitalization companies are defined by reference to an index, the market capitalization of the companies in which the fund may invest may vary with market conditions. As of its most recent reconstitution, [date], 2012, the market capitalization range of companies included in the MSCI ACWI ex USA Small Cap Index was $         million to $         billion. Generally, the fund invests in approximately 30-60 securities at any given time.

Principal Risks

The fund may not achieve its objective, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

>

Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund’s shares over short or extended periods. Investments in smaller companies may be more volatile than investments in larger companies.

>

Exchange-Traded Funds (ETFs) Risk. The risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the fund of owning shares of the ETF will exceed those the fund would incur by investing in such securities directly.

>	Foreign Investing Risk. The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts.

>

Limited Number of Investments Risk. The risk that the fund’s portfolio will be more susceptible to factors adversely affecting issuers of securities in the fund’s portfolio than would a fund holding a greater number of securities.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>	Small Company Risk. The risk that the fund’s investments in small companies will be more volatile than investments in larger companies.

Performance Information

The fund has not had a full calendar year of operations; therefore, performance information is not shown.

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”).

The fund’s subadviser is Kayne Anderson Rudnick Investment Management, LLC (“Kayne”), an affiliate of VIA.

Portfolio Management

>	Craig Stone, Senior Research Analyst at Kayne. Mr. Stone has been Portfolio Manager since inception in September 2012.

>	Craig Thrasher, CFA, Research Analyst at Kayne. Mr. Thrasher has been Portfolio Manager since inception in September 2012.

Virtus International Small-Cap Fund	11

Purchase and Sale of Fund Shares

Purchase Minimums (except Class I Shares)
Minimum Initial Purchase	$2,500
Individual Retirement Accounts (IRAs), systematic purchase or systematic exchange accounts	$100
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum
Minimum Additional Purchase	$100
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

In general, you can buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor.

Taxes

The fund’s distributions are taxable to you either as ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s Web site for more information.

12	Virtus International Small-Cap Fund

Virtus Wealth Masters Fund

Investment Objective

The fund has an investment objective of seeking capital appreciation.

Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under “Sales Charges” on page     of the fund’s prospectus and “Alternative Purchase Arrangements” on page     of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	None		None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	1.00%	(a)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C		Class I
Management Fees	%	%		%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%		None
Other Expenses(b)%		%		%
Total Annual Fund Operating Expenses	%	%		%
Less: Expense Reimbursement(c)%		%		%
Total Annual Fund Operating Expenses After Expense Reimbursement	%	%		%

(a)	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(b)	Estimated for current fiscal year.

(c)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding interest, taxes and extraordinary expenses) so that such expenses do not exceed % for Class A Shares, % for Class C Shares and % for Class I Shares through September 30, 2013. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same and that the expense reimbursement arrangement remains in place only for the period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Year
Class A	Sold or Held
Class C	Sold
Held
Class I	Sold or Held

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

Virtus Wealth Masters Fund	13

Investments, Risks and Performance

Principal Investment Strategies

The fund seeks to track the performance of the Horizon Kinetics ISE Wealth Index (Ticker: RCH), a public index published by International Securities Exchange, LLC. The index is composed of U.S.-listed companies managed by executives who are among the wealthiest individuals in the United States and, in many cases, have accumulated a substantial amount of their personal wealth through the companies that they manage. The issuers have market capitalizations, at time of addition to the index, in excess of $100 million. The fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index.

Principal Risks

The fund may not achieve its objective, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

>

Correlation to Index. The risk that the performance of the fund and its index may vary somewhat due to factors such as fund flows, transaction costs, sample selection, and timing differences associated with additions to and deletions from its index.

>

Equity REIT Securities Risk. The risk that the value of the fund’s shares will be negatively affected by changes in real estate values or economic conditions, credit risk and interest rate fluctuations, and changes in the value of the underlying real estate and defaults by borrowers.

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund’s shares over short or extended periods. Investments in smaller companies may be more volatile than investments in larger companies.

>

Industry/Sector Concentration Risk. The risk that events negatively affecting a particular industry or market sector in which the fund focuses its investments will cause the value of the fund’s shares to decrease, perhaps significantly. To the extent the fund concentrates its assets in a particular industry or market sector, the fund is more vulnerable to conditions that negatively affect such industry or market sector as compared to a fund that does not concentrate holdings in such securities.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>	Master Limited Partnership (“MLP”) Risk. The risk that the fund’s investments in MLP units will be negatively impacted by tax law changes, regulatory developments or other factors affecting the MLPs.

Performance Information

The fund has not had a full calendar year of operations; therefore, performance information is not shown.

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc.

The fund’s subadviser is Horizon Asset Management, LLC.

Portfolio Management

>	Murray Stahl, Portfolio Manager, Chairman and Chief Executive Officer at Horizon . Mr. Stahl has been Portfolio Manager since inception in September 2012.

>	Matthew Houk, Portfolio Manager and Research Analyst at Horizon . Mr. Houk has been Portfolio Manager since inception in September 2012.

14	Virtus Wealth Masters Fund

Purchase and Sale of Fund Shares

Purchase Minimums (except Class I Shares)
Minimum Initial Purchase	$2,500
Individual Retirement Accounts (IRAs), systematic purchase or systematic exchange accounts	$100
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum
Minimum Additional Purchase	$100
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

In general, you can buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor.

Taxes

The fund’s distributions are taxable to you either as ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s Web site for more information.

Virtus Wealth Masters Fund	15

More Information About Fund Expenses

Virtus Investment Advisers, Inc. (“VIA”) has agreed to limit the total operating expenses (excluding interest, taxes, extraordinary expenses and acquired fund fees and expenses, if any) of the funds so that such expenses do not exceed, on an annualized basis, the amounts indicated in the following table.

	Class A Shares	Class C Shares	Class I Shares	Through Date	Type*
Virtus Emerging Markets Debt Fund				September 30, 2013	C
Virtus Emerging Markets Equity Income				September 30, 2013	C
Virtus Herzfeld Fund				September 30, 2013	C
Virtus International Small-Cap Fund				September 30, 2013	C
Virtus Wealth Masters Fund				September 30, 2013	C

* C=Contractual

Following the contractual period, VIA may discontinue these arrangements at any time. Under certain conditions, VIA may recapture operating expenses waived or reimbursed under these expense limitation arrangements for a period of three years following the end of the fiscal period in which such waiver or reimbursement occurred.

16	Virtus International Small-Cap Fund

More Information About Investment Objectives and Principal Investment Strategies

The investment objectives and principal strategies of each fund are described in this section. Each fund’s investment objective is non-fundamental. A non-fundamental investment objective may be changed by the Board of Trustees of that fund without shareholder approval. If a fund’s investment objective is changed, the prospectus will be supplemented to reflect the new investment objective. To the extent that there is a material change in a fund’s investment objective, shareholders will be provided with reasonable notice. There is no guarantee that a fund will achieve its objective.

Please see the statement of additional information (“SAI”) for additional information about the securities and investment strategies described in this prospectus and about additional securities and investment strategies that may be used by the funds.

Virtus International Small-Cap Fund	17

Virtus Emerging Markets Debt Fund

Non-Fundamental Investment Objective:

The fund has an investment objective of seeking high total return from current income and capital appreciation.

Principal Investment Strategies:

Under normal circumstances, the fund invests at least 80% of its assets in fixed income securities issued by governments, government-related entities and corporations located in emerging market countries. These investments may be denominated in non-U.S. currencies or the U.S. dollar. The fund may invest without limit in high yield debt securities and related investments rated below investment grade (that is, securities not rated Baa/BBB or above by at least one nationally recognized statistical rating organization (“NRSRO”), or, if unrated, determined to be of comparable credit quality by the subadviser). Below investment grade securities are commonly referred to as “junk bonds.” These investments include, but are not limited to, instruments designed to restructure outstanding emerging market debt such as participations in loans between governments and financial institutions. The fund’s policy of investing 80% of its assets in emerging markets fixed income securities may be changed only upon 60 days’ written notice to shareholders.

The fund will invest in at least three emerging market countries, which are countries that, at the time of investment, are represented in the JP Morgan Emerging Markets Bond Index Global Diversified or categorized by the World Bank in its annual categorization as middle- or low-income. In determining “location” of an issuer, the subadviser primarily relies on the country where the issuer is incorporated. However, the country of risk is ultimately determined based on analysis of the following criteria: actual building address (domicile), primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated. This evaluation is conducted so as to determine that the issuer’s assets are exposed to the economic fortunes and risks of the designated country.

The principal investment types in which the fund may invest are:

•

Foreign government securities issued, guaranteed, or supported, as to the payment of principal and interest, by foreign governments, foreign government agencies, foreign semi-governmental entities or supranational entities, or debt instruments issued by entities organized and operated for the purpose of restructuring outstanding foreign government securities. Foreign government securities may not be supported as to the payment of principal and interest by the full faith and credit of the foreign government;

•

Investment-grade corporate debt, which is debt issued with credit ratings within the four highest rating categories of an NRSRO, or if unrated, those that the subadviser determines to be of comparable quality, including short-term securities; and

•	High yield debt instruments, including bank loans (which are generally floating-rate).

The portfolio managers utilize a combination of top-down and bottom-up analysis in its investment process. Country analysis and allocation are done top-down, while individual securities are selected using intensive bottom-up fundamental research in constructing a well diversified portfolio.

The team follows a strict sell discipline, in which securities are sold if they become overvalued, fundamentals change, or portfolio management considerations warrant.

The fund manages duration utilizing a duration neutral strategy. Duration measures the interest rate sensitivity of a fixed income security by assessing and weighting the present value of the security’s payment pattern. Generally the longer the maturity the greater the duration and, therefore, the greater effect interest rate changes have on the price of the security. Under normal circumstances, the fund’s average duration is maintained at a level similar to that of its benchmark, the JP Morgan Emerging Markets Bond Index (EMBI) Global Diversified. As of March 31, 2012, the modified adjusted duration of the JP Morgan EMBI Global Diversified was 7.29 years. Typically, for an index or fund maintaining a modified adjusted duration of 7.29 years, a one percent increase in interest rates would cause a 7.29% decrease in the value of the index’s or fund’s fixed income assets. Similarly, a one percent decrease in interest rates typically would cause the value of the index’s fixed income assets to increase by 7.29%.

The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Temporary Defensive Strategy: If the subadviser does not believe that market conditions are favorable to the fund’s principal investment strategies, the fund may take temporary defensive positions that are inconsistent with its principal strategies by investing in cash or money market instruments, including, but not limited to, U.S. Government obligations maturing within one year from the date of purchase. When this allocation happens, the fund may not achieve its investment objective.

18	Virtus Emerging Markets Debt Fund

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.

Virtus Emerging Markets Debt Fund	19

Virtus Emerging Markets Equity Income Fund

Non-Fundamental Investment Objective:

The fund has an investment objective of seeking capital appreciation and income.

Principal Investment Strategies:

This fund offers investors exposure to emerging markets. The securities chosen for inclusion in the fund are those that, in the opinion of the subadviser, are high quality companies that pay above-average dividends, have above-average dividend growth potential, strong balance sheets and cash flow and adhere to better corporate governance. Companies selected must have the financial strength to maintain and grow their dividend payout commitments. The process is focused on identifying companies that have chosen to generate high levels of cash flow and to pay a high proportion of it to their shareholders.

Under normal circumstances, the fund invests at least 80% of its assets in equity securities of issuers located in emerging markets countries; such issuers may be of any capitalization. The fund may also invest in American Depositary Receipts.

Emerging markets countries generally include every nation in the world except the U.S., Canada, Japan, Australia, New Zealand and most nations located in Western Europe. In determining “location” of an issuer, the subadviser primarily relies on the country where the issuer is incorporated. However, the country of risk is ultimately determined based on analysis of the following criteria: actual building address (domicile), primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated. This evaluation is conducted so as to determine that the issuer’s assets are exposed to the economic fortunes and risks of the designated country.

In selecting securities for inclusion in the portfolio the subadviser creates a diverse universe of securities by dividing the broad market index into Regional Industry Groups (RIGs) and calculating an average dividend yield for each RIG. Only stocks with above average dividend yields in their respective RIG become the eligible universe of stocks.

A proprietary screening and ranking process is applied to the eligible universe to identify companies that, in the opinion of the subadviser, have the financial strength to maintain and grow their dividend payout. Among factors considered are the company’s free cash flow, dividend cover, dividend growth and total payout with the objective of identifying those companies that have chosen to generate high levels of cash and to pay a high proportion of it to their shareholders.

A portfolio optimization process is applied to the remaining stocks that have met the criteria of the subadviser to create a portfolio.

Temporary Defensive Strategy: If the subadviser does not believe that market conditions are favorable to the fund’s principal investment strategies, the fund may take temporary defensive positions that are inconsistent with its principal strategies by investing in cash or money market instruments, including, but not limited to, U.S. Government obligations maturing within one year from the date of purchase. When this allocation happens, the fund may not achieve its investment objective.

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.

20	Virtus Emerging Markets Equity Income Fund

Virtus Herzfeld Fund

Non-Fundamental Investment Objective:

The fund is a fund of funds that has an investment objective of seeking capital appreciation and current income.

Principal Investment Strategies:

Under normal circumstances, the fund invests in closed-end investment companies that primarily invest in equity and income-producing securities. The investment methodology utilizes a number of factors and consists of both a quantitative and qualitative approach to identify opportunities across the entire universe of closed-end funds. The strategy seeks to exploit the discount and premium spreads associated with closed-end funds. The fund may also allocate assets to other investment company structures, including exchange traded funds and/or notes (ETFs and/or ETNs), equity securities, cash, and/or short term instruments. If the fund invests in affiliated closed-end funds, it will do so in accordance with the Investment Company Act of 1940.

The fund seeks to invest in closed-end funds trading at excessive or unusual discount levels that the subadviser believes have an attractive probability to narrow. Discounts are evaluated and measured relative to historic premium/discount trading patterns of the entire universe of closed-end funds, and also are specifically measured against similar closed-end funds. Selected funds are then subjected to extensive analysis of up to an additional 20+ individual factors and traded based on the subadviser’s comprehensive understanding of each individual fund’s characteristics and four decades of in-depth experience trading the industry.

Specific factors evaluated include, but are not limited to:

Distribution yield

Distribution policies/sources of distributions

Loss carry forwards

Income ratio

Expense ratio

Liquidity

Trading volatility

Portfolio holdings

Correlation analysis

Leverage profile/characteristics

Anti-takeover provisions

“Lifeboat” provisions

Special situations

Vulnerability to dissident activity

Corporate governance issues

Regulatory concerns

Management reputation

Temporary Defensive Strategy: If the subadviser does not believe that market conditions are favorable to the fund’s principal investment strategies, the fund may take temporary defensive positions that are inconsistent with its principal strategies by investing in cash or money market instruments, including, but not limited to, U.S. Government obligations maturing within one year from the date of purchase. When this allocation happens, the fund may not achieve its investment objective.

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.

Virtus Herzfeld Fund	21

Virtus International Small-Cap Fund

Non-Fundamental Investment Objective:

The fund has an investment objective seeking capital appreciation.

Principal Investment Strategies:

Under normal circumstances, the fund invests at least 80% of its assets in equity securities of non-U.S. small capitalization companies that, at the time of initial purchase, have market capitalizations within the range of companies included in the MSCI ACWI ex USA Small Cap Index. Because small capitalization companies are defined by reference to an index, the market capitalization of the companies in which the fund may invest may vary with market conditions. As of its most recent reconstitution, [June     ], 2012, the market capitalization range of companies included in the MSCI ACWI ex USA Small Cap Index was $        million to $        billion.

The subadviser uses a strategy emphasizing highly profitable, consistently growing companies with low debt and rising cash flows. If a company meets these criteria, the subadviser researches and analyzes that company’s strength of management, its relative competitive position in the industry and its financial structure.

A proprietary model is used to determine relative value.

Generally, the fund invests in approximately 30-60 securities at any given time.

The subadviser’s sell discipline seeks to dispose of holdings that, among other things, achieve a target price, or are the subject of negative developments individually or as an industry, or as necessary to provide funding to upgrade and improve portfolio holdings or meet diversification requirements.

Temporary Defensive Strategy: If the subadviser does not believe that market conditions are favorable to the fund’s principal investment strategies, the fund may take temporary defensive positions that are inconsistent with its principal strategies by investing in cash or money market instruments, including, but not limited to, U.S. Government obligations maturing within one year from the date of purchase. When this allocation happens, the fund may not achieve its investment objective.

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.

22	Virtus International Small-Cap Fund

Virtus Wealth Masters Fund

Non-Fundamental Investment Objective:

The fund has an investment objective of seeking capital appreciation.

Principal Investment Strategies:

The fund seeks to track the performance of the Horizon Kinetics ISE Wealth Index (ticker: RCH), a public index published by International Securities Exchange, LLC. The index is composed of U.S.-listed companies managed by executives who are among the wealthiest individuals in the United States and have accumulated a substantial amount of their personal wealth through the companies that they manage. The manager believes that companies managed or influenced by individuals who have created significant wealth in their companies will outperform other companies because those managers tend to prioritize creation of long-term shareholder value over the shorter-term considerations that are typical of other corporate management. The fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index.

To be eligible for inclusion in the Index, companies must meet the following criteria:

•	The company must have an individual with significant wealth and in a control position that allows for substantial decision making authority (e.g. Chief Executive Officer, Chairman of the Board)

•	The company must be listed on a U.S. exchange

•	The company must be an operating company and not a closed-end fund or ETF

•	The market capitalization must be in excess of $100 million

•	The trailing three month average daily value traded must be greater than $1 million

The index is equally weighted and is reviewed and rebalanced quarterly.

[Temporary Defensive Strategy: If the subadviser does not believe that market conditions are favorable to the fund’s principal investment strategies, the fund may take temporary defensive positions that are inconsistent with its principal strategies by investing in cash or money market instruments, including, but not limited to, U.S. Government obligations maturing within one year from the date of purchase. When this allocation happens, the fund may not achieve its investment objective.]

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.

Virtus Wealth Masters Fund	23

More Information About Risks Related to Principal Investment Strategies

Each of the funds may not achieve its objectives, and each is not intended to be a complete investment program.

Generally, the value of a fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of such fund’s investments decreases, you will lose money.

Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected and investments may fail to perform as the adviser or subadviser expects. As a result, the value of your shares may decrease.

Specific risks of investing in the funds are identified in the below table and described in detail following the table.

Risks	Virtus Emerging Markets Debt Fund	Virtus Emerging Markets Equity Income Fund	Virtus Herzfeld Fund	Virtus International Small-Cap Fund	Virtus Wealth Masters Fund
Closed-End Funds			X
Commodity and Commodity-Linked			X
Correlation to Index					X
Debt Securities	X		X
Credit	X		X
Interest Rate	X		X
Liquidity	X		X
Long-Term Maturities/Durations	X		X
Derivatives			X
Equity REIT Securities			X		X
Equity Securities		X	X	X	X
Growth Stocks			X
Large Market Capitalization Companies		X	X		X
Small and Medium Market Capitalization Companies		X	X		X
Small Market Capitalization Companies			X	X
Value Stocks			X
Exchange-Traded Funds (“ETFs”)			X	X
Foreign Investing	X	X	X	X
Currency Rate	X	X	X	X
Emerging Market Investing	X	X	X	X
Equity-Linked Instruments			X
Foreign Currency Transactions	X	X	X	X
Fund of Funds			X
Geographic Concentration	X	X	X
High Yield-High Risk Securities (Junk Bonds)	X		X
Income			X
Industry/Sector Concentration			X		X
Infrastructure-Related Investment			X
Limited Number of Investments			X	X
Loan Participations	X		X
Market Volatility	X	X	X	X	X
Master Limited Partnership (“MLP”)			X		X
Mortgage-Backed and Asset-Backed Securities			X
Municipal Bond Market			X
Non-Diversification	X		X
Preferred Stock			X
Short Sales			X
Short-Term Investments			X
Tax-Exempt Securities			X
Tax Liability			X
Unrated Fixed Income Securities	X		X
U.S. Government Securities	X		X

In order to determine which risks are principal risks for a fund, please refer to the table above.

24	Virtus Mutual Funds

Closed-End Fund Investment Risk

Investing in other closed-end investment companies involves substantially the same risks as investing directly in the underlying instruments, but the total return on such investments at the investment company level may be reduced by the operating expenses and fees of such other closed-end investment companies, including advisory fees. There can be no assurance that the investment objective of any investment company in which the fund invests will be achieved. Closed-end investment companies are subject to the risks of investing in the underlying securities. The fund, as a holder of the securities of a closed-end investment company, will bear its pro rata portion of the closed-end investment company’s expenses, including advisory fees. These expenses are in addition to the direct expenses of the fund’s own operations. To the extent the fund invests a portion of its assets in investment company securities, those assets will be subject to the risks of the purchased investment company’s portfolio securities, and a stockholder in the Fund will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, the expenses of the purchased investment company. The market price of a closed-end investment company fluctuates and may be either higher or lower than the NAV of such closed-end investment company.

To comply with provisions of the 1940 Act, on any matter upon which stockholders of a closed-end investment company in which the Fund has invested are solicited to vote, the Fund’s investment adviser will vote such shares in the same general proportion as shares held by other stockholders of such closed-end investment company or seek instructions from the Fund’s stockholders with regard to the voting on such matter. Compliance with such provisions regarding its voting of proxies will cause the Fund to incur additional costs. In addition, if the Fund votes its proxies in the same general proportion as shares held by other stockholders, the Fund may be required to vote contrary to that which the Adviser believes is in the Fund’s best interests in light of its investment objective and strategy.

Strategies may be employed by an underlying investment company that, under certain circumstances, has the effect of reducing its share price and the fund’s proportionate interest. These include rights offerings in which the fund does not subscribe. However, the fund would not subscribe only when the subadviser believes participation is not consistent with pursuing the fund’s investment objective.

Commodity and Commodity-Linked Instruments Risk

Investments by the fund in commodities or commodity-linked instruments may subject the fund’s portfolio to greater volatility than investments in traditional securities. The value of commodity-linked instruments may be affected by overall market movements, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Individual commodity prices can fluctuate widely over short time periods. Commodity investments typically do not have dividends or income and are dependent on price movements to generate returns. Commodity price movements can deviate from equity and fixed income price movements. The means by which the fund seeks exposure to commodities, both directly and indirectly through derivatives, may be limited by the fund’s intention to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended.

Correlation to Index Risk

The performance of the fund versus the index may vary somewhat due to factors such as fund flows, transaction costs, sample selection, and timing differences associated with additions to and deletions from its index.

Debt Securities Risk

Debt securities are subject to various risks, the most prominent of which are credit risk and interest rate risk. These risks can affect a security’s price volatility to varying degrees, depending upon the nature of the instrument. Risks associated with investing in debt securities include the following:

•

Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline. Debt securities rated below investment-grade are especially susceptible to this risk.

•

Interest Rate Risk. The values of debt securities usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument’s value usually will not affect the amount of interest income paid to the fund, but will affect the value of the fund’s shares. Interest rate risk is generally greater for investments with longer maturities.

Certain securities pay interest at variable or floating rates. Variable rate securities reset at specified intervals, while floating rate securities reset whenever there is a change in a specified index rate. In most cases, these reset provisions reduce the effect of changes in market interest rates on the value of the security. However, some securities do not track the underlying index directly, but reset based on formulas that can produce an effect similar to leveraging; others may also provide for interest payments that vary inversely with market rates. The market prices of these securities may fluctuate significantly when interest rates change.

Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore it might not benefit from any increase in value as a result of declining interest rates.

•	Limited Voting Rights. Debt securities typically do not provide any voting rights, except in cases when interest payments have not been made and the issuer is in default.

•	Liquidity. Certain debt securities may be substantially less liquid than many other securities, such as U.S. Government securities or common stocks.

•

Long-Term Maturities/Durations Risk. The risk that fixed income securities with longer maturities or durations may be subject to greater price fluctuations due to interest rate, tax law, and general market changes than securities with shorter maturities or durations.

•

Redemption Risk. Debt securities sometimes contain provisions that allow for redemption in the event of tax or security law changes, in addition to call features at the option of the issuer. In the event of a redemption, a fund may not be able to reinvest the proceeds at comparable rates of return.

Derivatives Risk

Derivatives typically involve greater risks than traditional investments. It is generally more difficult to ascertain the risk of, and to properly value, derivative contracts. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Derivatives are usually less liquid than traditional securities and are subject to counterparty risk (the risk that the other party to the contract will default or otherwise not be able to perform its contractual obligations). In addition, some derivatives transactions may involve potentially unlimited losses. Derivative contracts entered into for hedging purposes may also subject the fund to losses if the contracts do not correlate with the assets, indexes or rates they were designed to hedge. Gains and losses derived from hedging transactions are, therefore, more dependent upon the subadviser’s ability to correctly predict the movement of the underlying asset prices, indexes or rates. The fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Equity REIT Securities Risk

The value of securities in the real estate industry can be affected by changes in real estate values and rental income, property taxes, interest rates, and tax and regulatory requirements. Investing in equity Real Estate Investment Trusts (REITs) and REIT-like entities involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs and REIT- like entities are dependent upon management skill, may not be diversified, and are subject to heavy cash flow dependency and self-liquidation. REITs and REIT-like entities also are subject to the possibility of failing to qualify for tax-free pass-through of income. Also, because REITs and REIT-like entities typically are invested in a limited number of projects or in a particular market segment, these entities are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. In the event of a default by a borrower or lessee, a REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition, investment in REITs could cause the fund to possibly fail to qualify as a regulated investment company.

Equity Securities Risk

Generally, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that

Virtus Mutual Funds	25

affect entire financial markets or industries (such as changes in inflation or consumer demand) and to events that affect particular issuers (such as news about the success or failure of a new product). Equity securities also are subject to “stock market risk,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by the fund goes down, the value of the fund’s shares will be affected.

•

Growth Stocks. There is a possibility that the fund’s focus on growth investing will cause the fund to underperform when growth investing is out of favor, or that the fund’s investments will not appreciate as anticipated. Growth investing may increase the volatility of the fund’s share price.

•

Large Market Capitalization Companies. The value of investments in larger companies may not rise as much as smaller companies, or that larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

•

Small and Medium Market Capitalization Companies. Small and medium-sized companies often have narrower markets, fewer products or services to offer, and more limited managerial and financial resources than larger, more established companies. As a result, the performance of small and medium-sized companies may be more volatile, and they may face a greater risk of business failure, which could increase the volatility and risk of loss to the fund.

•

Small Market Capitalization Companies. Small companies often have narrower markets, fewer products or services to offer, and more limited managerial and financial resources than larger, more established companies. As a result, the performance of small companies may be more volatile, and they may face a greater risk of business failure, which could increase the volatility and risk of loss to the fund.

•

Value Stocks. There is the a possibility that the fund’s focus on value investing will cause the fund to underperform when value investing is out of favor, or that investments in companies whose securities are believed to be undervalued, do not appreciate as anticipated. Value investing may increase the volatility of the fund’s share price.

Exchange-Traded Funds (“ETFs”) Risk

ETFs invest in a portfolio of securities designed to track a particular market segment or index. The risks associated with investing in ETFs generally reflect the risks of owning shares of the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. Assets invested in ETFs incur a layering of expenses, including operating costs and advisory fees that fund shareholders indirectly bear; such expenses may exceed the expenses the fund would incur if it invested directly in the underlying portfolio of securities the ETF is designed to track. Shares of ETFs trade on a securities exchange and may trade at, above, or below their net asset value.

Foreign Investing Risk

Investing in securities of non-U.S. companies involves special risks and considerations not typically associated with investing in U.S. companies, and the values of non-U.S. securities may be more volatile than those of U.S. securities. The values of non-U.S. securities are subject to economic and political developments in countries and regions where the issuers operate or are domiciled, or where the securities are traded, such as changes in economic or monetary policies, and to changes in currency exchange rates. Values may also be affected by restrictions on receiving the investment proceeds from a non-U.S. country.

In general, less information is publicly available about non-U.S. companies than about U.S. companies. Non-U.S. companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. Certain foreign issuers classified as passive foreign investment companies may be subject to additional taxation risk.

•

Currency Rate Risk. Because the foreign securities in which the fund invests generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. Because the value of the fund’s shares is calculated in U.S. dollars, it is possible for the fund to lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the fund’s holdings goes up. Generally, a strong U.S. dollar relative to such other currencies will adversely affect the value of the fund’s holdings in foreign securities.

•

Emerging Market Investing Risk. The risks of foreign investments are generally greater in countries whose markets are still developing than they are in more developed markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. They may also have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will. Certain emerging markets may also face other significant internal or external risks, including the risk of war and civil unrest. For all of these reasons, investments in emerging markets may be considered speculative.

To the extent that a fund invests a significant portion of its assets in a particular emerging market, the fund will be more vulnerable to financial, economic, political and other developments in that country, and conditions that negatively impact that country will have a greater impact on the fund as compared with a fund that does not have its holdings concentrated in a particular country.

26	Virtus Mutual Funds

•

Equity-Linked Instruments. Equity-linked instruments are instruments of various types issued by financial institutions or special purpose entities located in foreign countries to provide the synthetic economic performance of a referenced equity security, including benefits from dividends and other corporate actions, but without certain rights of direct investment in the referenced securities, such as voting rights. In addition to the market and other risks of the referenced equity security, equity-linked instruments involve counterparty risk, which includes the risk that the issuing entity may not be able to honor its financial commitment. Equity-linked instruments have no guaranteed return of principal and may experience a return different from the referenced equity security. Typically, a fund will invest in equity-linked instruments in order to obtain exposure to certain countries in which it does not have local accounts.

•

Foreign Currency Transactions. The fund may engage in foreign currency transactions, including foreign currency forward contracts, options, swaps and other similar strategic transactions in connection with its investments in securities of non-U.S. companies. These transactions are designed to hedge the fund’s exposure to foreign currency risks; however, such investments may not prove successful or may have the effect of limiting gains from favorable market movements.

Fund of Funds Risk

Achieving the fund’s objective will depend on the performance of the underlying funds, which depends on the particular securities in which the underlying funds invest. Indirectly, the fund is subject to all risks associated with the underlying funds. Since the fund’s performance depends on that of each underlying fund, it may be subject to increased volatility.

Assets invested in other funds incur a layering of expenses, including operating costs, advisory fees and administrative fees that you, as a shareholder in the fund, indirectly bear. Such fees and expenses may exceed the fees and expenses the fund would have incurred if it invested in the underlying fund’s assets directly. As the underlying funds or the fund’s allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the fund may increase or decrease. If the fund invests in closed-end funds, it may incur added expenses such as trading costs.

The underlying funds may change their investment objective or policies without the approval of the fund, and the fund might be forced to withdraw its investment from the underlying fund at a time that is unfavorable to the fund.

Each underlying fund may be subject to risks other than those described because the types of investments made by an underlying fund can change over time. For further description of the risks associated with the underlying funds, please consult the underlying funds’ prospectus.

Geographic Concentration Risk

The value of the investments of a fund that focuses its investments in a particular geographic location will be highly sensitive to financial, economic, political and other developments affecting the fiscal stability of that location, and conditions that negatively impact that location will have a greater impact on the fund as compared with a fund that does not have its holdings similarly concentrated. Events negatively affecting such location are therefore likely to cause the value of the fund’s shares to decrease, perhaps significantly.

High Yield-High Risk Fixed Income Securities (Junk Bonds) Risk

Securities rated “BB” or below by S&P or “Ba” or below by Moody’s are known as “high yield” securities and are commonly referred to as “junk bonds.” Such securities entail greater price volatility and credit and interest rate risk than investment grade securities. Analysis of the creditworthiness of high yield-high risk issuers is more complex than for higher-rated securities, making it more difficult for the subadviser to accurately predict risk. There is a greater risk with high yield-high risk fixed income securities that an issuer will not be able to make principal and interest payments when due. If the fund pursues missed payments, there is a risk that fund expenses could increase. In addition, lower-rated securities may not trade as often and may be less liquid than higher-rated securities, especially during periods of economic uncertainty or change. As a result of all of these factors, these bonds are generally considered to be speculative.

Income Risk

The income shareholders receive from the fund is based primarily on the dividends and interest the fund earns from its investments, which can vary widely over the short- and long-term. If prevailing market interest rates drop, distribution rates of the fund’s preferred stock holdings and any bond holdings could drop as well. The fund’s income also would likely be affected adversely when prevailing short-term interest rates increase.

Industry/Sector Concentration Risk

The value of the investments of a fund that focuses its investments in a particular industry or market sector will be highly sensitive to financial, economic, political and other developments affecting that industry or market sector, and conditions that negatively impact that industry or market sector will have a greater impact on the fund as compared with a fund that does not have its holdings similarly concentrated. Events negatively affecting the industries or market sectors in which the fund has invested are therefore likely to cause the value of the fund’s shares to decrease, perhaps significantly.

Infrastructure-Related Investment Risk

Infrastructure-related entities are subject to a variety of factors that may adversely affect their business or operations including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Additionally, infrastructure-related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards.

Limited Number of Investments Risk

The risk that the fund’s portfolio will be more susceptible to factors adversely affecting issuers of securities in the fund’s portfolio than would a fund holding a greater number of securities.

Liquidity Risk

Certain securities in which the fund invests may be difficult to sell at the time and price beneficial to the fund, for example due to low trading volumes or legal restrictions. When there is no willing buyer or a security cannot be readily sold, the fund may have to sell at a lower price or may be unable to sell the security at all. The sale of such securities may also require the fund to incur expenses in addition to those normally associated with the sale of a security.

Loan Participations

A loan participation agreement involves the purchase of a share of a loan made by a bank to a company in return for a corresponding share of borrower’s principal and interest payments. The principal credit risk associated with acquiring loan participation interests is the credit risk associated with the underlying corporate borrower. There is also a risk that there may not be a readily available market for loan participation interests and, in some cases, this could result in a fund disposing of such securities at a substantial discount from face value or holding such securities until maturity.

Virtus Mutual Funds	27

Market Volatility Risk

The risk that the value of the securities in which a fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

Instability in the financial markets has led to volatile financial markets that expose a fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments that it holds. In response to financial markets that experienced extreme volatility, and in some cases a lack of liquidity, the U.S. Government has taken a number of unprecedented actions, including acquiring distressed assets from financial institutions and acquiring ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear. Additional legislation or government regulation may also change the way in which funds themselves are regulated, which could limit or preclude a fund’s ability to achieve its investment objective.

Master Limited Partnership (“MLP”) Risk

An investment in MLP units involves some risks that differ from an investment in the common stock of a corporation. Holders of MLP units have limited control on matters affecting the partnership. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The fees that MLPs charge for transportation of oil and gas products through their pipelines are subject to government regulation, which could negatively impact the revenue stream. Investing in MLPs also involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. These include the risk of environmental incidents, terrorist attacks, demand destruction from high commodity prices, proliferation of alternative energy sources, inadequate supply of external capital, and conflicts of interest with the general partner. The benefit derived from the fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes, so any change to this status would adversely affect the price of the MLP units.

Mortgage-Backed and Asset-Backed Securities Risk

Mortgage-backed securities represent interests in pools of residential mortgage loans purchased from individual lenders by a Federal agency or originated and issued by private lenders. Asset-backed securities represent interests in pools of underlying assets such as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. These two types of securities share many of the same risks.

The impairment of the value of collateral or other assets underlying a mortgage-backed or asset-backed security, such as that resulting from non-payment of loans, may result in a reduction in the value of such security and losses to a fund.

Early payoffs in the loans underlying such securities may result in the fund receiving less income than originally anticipated. The variability in prepayments will tend to limit price gains when interest rates drop and exaggerate price declines when interest rates rise. In the event of high prepayments, the fund may be required to invest proceeds at lower interest rates, causing the fund to earn less than if the prepayments had not occurred. Conversely, rising interest rates may cause prepayments to occur at a slower than expected rate, which may effectively change a security that was considered short- or intermediate-term into a long-term security. Long-term securities tend to fluctuate in value more widely in response to changes in interest rates than shorter-term securities.

Municipal Bond Market Risk

The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds, and the investment performance of the fund may be more dependent on the analytical abilities of the investment adviser than would be the case for a fund that does not invest in municipal bonds. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may adversely affect the fund’s ability to sell its bonds at attractive prices. In addition, municipal obligations can experience downturns in trading activity, and the supply of municipal obligations may exceed the demand in the market. During such periods, the spread can widen between the price at which an obligation can be purchased and the price at which it can be sold. Less liquid obligations can become more difficult to value and be subject to erratic price movements. Economic and other events (whether real or perceived) can reduce the demand for certain investments or for investments generally, which may reduce market prices and cause the value of the fund’s shares to fall. The frequency and magnitude of such changes cannot be predicted. The fund may invest in municipal obligations that do not appear to be related but in fact depend on the financial rating or support of a single government unit, in which case events that affect one of the obligations will also affect the others and will impact the fund’s portfolio to a greater degree than if the fund’s investments were not so related. The increased presence of non-traditional participants in the municipal markets may lead to greater volatility in the markets.

Non-Diversification Risk

As a non-diversified investment company, the fund is not limited in the proportion of assets that it may invest in the securities of any one issuer. If the fund takes concentrated positions in a small number of issuers, the fund may be more susceptible to the risks associated with those issuers, or to a single economic, political, regulatory or other event affecting those issuers.

Preferred Stock Risk

Preferred stocks may provide a higher dividend rate than the interest yield on debt securities of the same issuer, but are subject to greater risk of fluctuation in market value and greater risk of non-receipt of income. Unlike interest on debt securities, dividends on preferred stocks must be declared by the issuer’s board of directors before becoming payable. Preferred stocks are in many ways like perpetual debt securities, providing a stream of income but without stated maturity date. Because they often lack a fixed maturity or redemption date, preferred stocks are likely to fluctuate substantially in price when interest rates change. Such fluctuations generally are comparable to or exceed those of long-term government or corporate bonds (those with maturities of fifteen to thirty years). Preferred stocks have claims on assets and earnings of the issuer that are subordinate to the claims of all creditors but senior to the claims of common stockholders. A preferred stock rating differs from a bond rating because it applies to an equity issue which is intrinsically different from, and subordinated to, a debt issue. Preferred stock ratings generally represent an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations. Preferred stock also may be subject to optional or mandatory redemption provisions, and may be significantly less liquid than many other securities, such as U.S. Government securities, corporate debt or common stock.

Short Sales Risk

The fund may engage in short sales, which are transactions in which the fund sells a security that it does not own (or that it owns but does not intend to deliver) in anticipation that the price of the security will decline. In order to establish a short position in a security, a fund must first borrow the security from a broker or other institution to complete the sale. The fund may not always be able to borrow a security, or to close out a short position at a particular time or at an acceptable price. If the price of the borrowed security increases between the date of the short sale and the date on which the fund replaces the security, the fund may experience a loss. The fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the fund received for the security at the time it was borrowed. When engaging in short sales, the fund will transact with a prime broker. In the event that the prime broker becomes insolvent, the fund may be unable to settle pending short sales, engage in additional short sales and/or access its assets that are held by the broker, for a period of time.

Short-Term Investments

The fund may invest in short-term investments, which may include money market instruments, repurchase agreements, certificates of deposits and bankers’ acceptances and other short-term instruments that are not U.S. Government securities. These securities generally present less risk than many other investments, but they are generally subject to credit risk and may be subject to other risks as well.

Tax-Exempt Securities Risk

The risk that tax-exempt securities may not provide a higher after-tax return than taxable securities.

Tax Liability Risk

The risk that distributions by the fund become taxable to shareholders as ordinary income due to noncompliant conduct by a municipal bond issuer, unfavorable changes in federal or state tax laws, or adverse interpretations of tax laws by applicable tax authorities. Such adverse interpretations or actions could cause interest from a security to become taxable, possibly retroactively, subjecting shareholders to increased tax liability. In addition, such adverse interpretations or actions could cause the value of a security, and therefore the value of a fund’s shares, to decline.

Unrated Fixed Income Securities Risk

The fund’s subadviser has the authority to make determinations regarding the quality of such securities for the purposes of assessing whether they meet the fund’s investment restrictions. However, analysis of unrated securities is more complex than that of rated securities, making it more difficult for the subadviser to accurately predict risk. Unrated fixed income securities may not be lower in quality than rated securities, but due to their perceived risk they may not have as broad a market as rated securities, making it more difficult to sell unrated securities.

U.S. Government Securities Risk

Obligations issued or guaranteed by the U.S. Government, its agencies, authorities and instrumentalities and backed by the full faith and credit of the United States only guarantee principal and interest will be timely paid to holders of the securities. The entities do not guarantee that the value of fund shares will increase, and in fact the market values of such obligations may fluctuate. In addition, not all U.S. Government securities are backed by the full faith and credit of the United States; some are the obligation solely of the entity through which they are issued. There is no guarantee that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Management of the Funds

The Adviser

Virtus Investment Advisers, Inc. (“VIA”) is the investment adviser to the funds and is located at 100 Pearl Street, Hartford, CT 06103. VIA acts as the investment adviser for over 50 mutual funds and as adviser to institutional clients. As of June 30, 2012, VIA had approximately $        billion in assets under management. VIA has acted as an investment adviser for over 70 years and is an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc., a publicly traded multi-manager asset management business.

28	Virtus Mutual Funds

Subject to the direction of the fund’s Board of Trustees, VIA is responsible for managing the funds’ investment programs and for the general operations of the funds, including oversight of the funds’ subadvisers and for recommending their hiring, termination and replacement.

VIA has appointed and oversees the activities of each of the subadvisers for the funds as follows. Each subadviser manages the investments of that fund.

Virtus Emerging Markets Debt Fund	Newfleet Asset Management, LLC (“Newfleet”)
Virtus Emerging Markets Equity Income Fund	Kleinwort Benson Investors International, Ltd. (“KBI”)
Virtus Herzfeld Fund	Thomas J. Herzfeld Advisors, Inc. (“Herzfeld”)
Virtus International Small-Cap Fund	Kayne Anderson Rudnick Investment Management, LLC (“Kayne”)
Virtus Wealth Masters Fund	Horizon Asset Management, LLC (“Horizon”)

Management Fees

Each fund pays VIA an investment management fee that is accrued daily against the value of the fund’s net assets at the following annual rates.

	First $1 billion	Over $1 billion
Virtus Emerging Markets Debt Fund	0.75%	0.70%
Virtus Emerging Markets Equity Income Fund	1.05%	1.00%
Virtus Herzfeld Fund	1.00%	0.95%
Virtus International Small-Cap Fund	1.00%	0.95%
Virtus Wealth Masters Fund	0.85%	0.80%

The Subadvisers

Herzfeld is located at 119 Washington Street, Suite 504, Miami, FL 33139. Herzfeld has specialized in the closed-end fund industry since its founding in 1984. As of June 30, 2012, Herzfeld had $         million in assets under management.

Horizon is located at 470 Park Avenue South, New York, NY 10016 and has been an investment adviser since 1994. Horizon is owned by Horizon Kinetics, LLC (“Horizon Kinetics”), an independently owned and operated firm formed in May 2011. As of June 30, 2012, Horizon Kinetics had approximately $         billion in assets under management.

Kayne, an affiliate of VIA, is located at 1800 Avenue of the Stars, 2nd Floor, Los Angeles, CA 90067. Kayne acts as subadviser to mutual funds and as investment adviser to institutions and individuals. As of June 30, 2012, Kayne had approximately $         billion in assets under management.

KBI is located at One Rockefeller Plaza, 32nd Floor, New York, NY 10020 and has been a registered investment adviser since 2001 As of June 30, 2012, KBI has $         million in assets under management.

Newfleet, an affiliate of VIA, has locations at 100 Pearl Street, Hartford, CT 06103 and 909 Montgomery Street, San Francisco, CA 94133. Newfleet acts as subadviser to mutual funds and as adviser to institutions and individuals. As of June 30, 2012, Newfleet had approximately $         billion in assets under management. Newfleet has been an investment adviser since 1989.

VIA pays each subadviser a subadvisory fee which is calculated on the fund’s average daily net assets at the following annual rates:

Virtus Emerging Markets Debt Fund	50% of net investment management fee
Virtus Emerging Markets Equity Income Fund	50% of net investment management fee
Virtus Herzfeld Fund	50% of net investment management fee
Virtus International Small-Cap Fund	50% of net investment management fee
Virtus Wealth Masters Fund	50% of net investment management fee

A discussion regarding the basis for the Board of Trustees approving the investment advisory and subadvisory agreements is expected to be available in the funds’ 2012 annual report, covering the period from inception on September     , 2012 through September 30, 2012.

Virtus Mutual Funds	29

VIA and the funds have received an exemptive order from the Securities and Exchange Commission (“SEC”) that permits VIA, subject to certain conditions, and without the approval of shareholders, to: (a) employ a new unaffiliated subadviser for a fund pursuant to the terms of a new subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any subadvisory agreement; and (c) continue the employment of an existing subadviser on the same subadvisory agreement terms where an agreement has been assigned because of a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action.

Portfolio Management

The following individuals are responsible for the day-to-day management of the funds’ portfolios.

Herzfeld

Virtus Herzfeld Fund	Cecilia L. Gondor Erik M. Herzfeld Thomas J. Herzfeld (each since the fund’s inception in September 2012)

Cecilia L. Gondor. Ms. Gondor is the Executive Vice President and Chief Investment Officer of Herzfeld. Ms. Gondor is Head of Research and editor of the monthly research publication, The Investor’s Guide to Closed-End Funds, a comprehensive report which deals with timely topics related to the industry. She is frequently interviewed on the subject in print, on radio and television and is a frequent speaker at investment conferences. Ms. Gondor joined Herzfeld in 1984.

Erik M. Herzfeld. Mr. Herzfeld is Managing Director at Herzfeld and is responsible for closed-end fund trading and portfolio management activities. He also serves as portfolio manager for a closed-end fund managed by Herzfeld. Before joining the firm in 2007, he served in quantitative research and trading roles with both Lehman Brothers (1998—2000) and JPMorgan (2000—2007), where he served as a Vice President in New York and Asia.

Thomas J. Herzfeld. Mr. Herzfeld is the Chairman and President of Herzfeld. He also serves as portfolio manager for closed-end fund trading programs and a closed-end fund managed by Herzfeld. He is author of the first textbook published on the subject of closed-end funds, The Investor’s Guide to Closed-End Funds (McGraw-Hill, 1979), as well as five other books dedicated to the industry. He is widely considered to be the leading expert in the field of closed-end funds. Mr. Herzfeld has been quoted in thousands of articles and has written hundreds of his own on the subject of closed-end funds. He has written periodically for Barron’s and has made television appearances on Wall Street Week, The Nightly Business Report and CNBC. Prior to 1981, Mr. Herzfeld was Executive Vice President and Director of a NYSE member firm.

Horizon

Virtus Wealth Masters Fund	Murray Stahl Matthew Houk (each since the fund’s inception in September 2012)

Murry Stahl. Mr. Stahl is Co-Portfolio Manager at Horizon and serves as Chairman, Chief Investment Officer and Co-Founder of Horizon Kinetics. He has over thirty years of investing experience and is responsible for overseeing the Horizon Research Team. Murray also serves as Chairman of the firm’s Investment Committee, which is responsible for all portfolio management decisions. Previously, Murray spent 16 years at Bankers Trust Company (1978-1994) as a senior portfolio manager and research analyst, where he ultimately managed approximately $600 million in trust and fund assets and was deeply involved in new product development.

Matthew Houk. Mr. Houk is Co-Portfolio Manager and Research Analyst at Horizon. Mr. Houk joined the firm in 2008 and is responsible for conducting and authoring research for the firm. He is also a member of the investment team for the Kinetics Small Cap Opportunities mutual fund, managed by an affiliate of Horizon. Previously, Mr. Houk was an Associate at Goldman, Sachs & Co. where he served as a member of the Global Manager Strategies Group within Goldman Sachs Asset Management (2005-2008).

Kayne

Virtus International Small-Cap Fund	Craig Stone Craig Thrasher, CFA (each since the fund’s inception in September 2012)

30	Virtus Mutual Funds

Craig Stone. Mr. Stone is a Portfolio Manager and Senior Research Analyst at Kayne with primary research responsibilities for the small- and mid-capitalization capital goods and energy sectors. He is also Co-Portfolio Manager of the Virtus Mid-Cap Core Fund and the Virtus Quality Small-Cap Fund. Before joining Kayne in 2000, Mr. Stone was a Portfolio Manager at Doheny Asset Management. He has approximately 22 years of investment industry experience.

Craig Thrasher, CFA. Mr. Thrasher is a Portfolio Manager and Research Analyst at Kayne with primary research responsibilities for the small and mid-capitalization financials, producer durables, and utilities sectors. Before joining Kayne in 2008, Mr. Thrasher was employed at Kirr, Marbach & Company as an equity analyst from 2003 to 2006. In the interim, Mr. Thasher pursued his interest in foreign cultures while travelling throughout Europe, Africa, Asia and South America.

KBI

Virtus Emerging Markets Equity Income Fund	James Collery David Hogarty Ian Madden Gareth Maher (each since the fund’s inception in September 2012)

James Collery. Mr. Collery is Portfolio Manager—Dividend Plus Strategies at KBI. Mr. Collery joined the firm in 2001 as a Performance & Risk Analyst. In 2003, he was appointed as a Portfolio Manager on a hedge fund team. During this time, he worked on a fund of funds where he was responsible for manager due diligence as well as portfolio construction, and on a direct equity long short fund, which was quantitatively managed. Mr. Collery joined the Dividend Plus team in 2007.

David Hogarty. Mr. Hogarty is Head of Strategy Development—Dividend Plus Strategies at KBI. Mr. Hogarty joined the firm in 1994 and has held a number of senior management roles including responsibility for Product Development, Business Development and Consultant Relationships. Mr. Hogarty was instrumental in developing the Dividend Plus equity strategy in 2003 and has been a member of the investment team since launch. He is also a former member of the Irish Association of Pension Funds (IAPF) Investment Committee.

Ian Madden. Mr. Madden is Portfolio Manager—Dividend Plus Strategies at KBI. Mr. Madden joined the firm in November 2000 as a Portfolio Assistant and joined the Dividend Plus team in 2004. In 2002, Ian was appointed Manager of the Institutional Business Support unit, responsible for unit trust dealing, client cash flow, audit reporting and client queries. Prior to joining KBI, he worked for the international division of National Irish Bank.

Gareth Maher. Mr. Maher is Head of Portfolio Management—Dividend Plus Strategies at KBI. He joined the KBI Dividend Plus team in 2008, having managed U.S., Irish and Far Eastern equities for the firm from 2000. Previously, Mr. Maher managed Japanese, Far Eastern and U.S. equity portfolios for Irish Life Investment Managers and Eagle Star (Zurich) from 1987 to 2000.

Newfleet

Virtus Emerging Markets Debt Fund	David L. Albrycht, CFA (since inception in September 2012) Stephen H. Hooker, CFA (since inception in September 2012) Daniel Senecal, CFA (since inception in September 2012)

David L. Albrycht, CFA. Mr. Albrycht is Chief Investment Officer—Multi-Sector Fixed Income Strategies and Senior Portfolio Manager at Newfleet (since June 2011). Prior to joining Newfleet, he was Executive Managing Director (2008 to 2011) and Vice President (2005 to 2008), Fixed Income, of Goodwin Capital Advisers, Inc. (“Goodwin”). Previously, he was associated with VIA, which at the time was an affiliate of Goodwin. He managed fixed income portfolios for Goodwin affiliates since 1991. Mr. Albrycht also manages several fixed income mutual funds and variable investment options; he is co-manager of the Virtus Total Return Fund, a closed-end fund.

Virtus Mutual Funds	31

Stephen H. Hooker, CFA is the Director of Foreign Research, sector manager for emerging markets debt and a member of the corporate credit research group at Newfleet (since 2011). He is responsible for the technology, paper and packaging, aerospace and defense, and transportation industry sectors, and the Eastern Europe, Middle East, and Africa sovereign credit sector. From 2005 until 2011, Mr. Hooker was vice president, senior credit analyst at Aladdin Capital Management and Global Plus Investment Management, respectively, both of which specialize in high yield and structured credit products. Prior to 2005, he was at Goodwin for 12 years, serving in various capacities, including as a senior credit analyst and emerging markets sector manager on its fixed income team.

Daniel Senecal, CFA is the Co-Head of Corporate Credit Research and sector manager of Investment Grade Corporate Credit at Newfleet (since June 2011). He is also responsible for the energy and chemical industry sectors and the Latin America sovereign credit sector. Mr. Senecal also co-manages Virtus Global Multi-Sector Income Fund, a closed-end fund. Prior to joining Newfleet, he held the same position with Goodwin, where he began working in 1997. Mr. Senecal also completed a formal credit training program at Shawmut Bank, where he was a credit analyst reviewing investment grade and high yield borrowers; he also worked at BankBoston as a corporate bond analyst.

32	Virtus Mutual Funds

Additional Investment Techniques

In addition to the Principal Investment Strategies and Risks Related to Principal Investment Strategies, each of the funds may engage in additional investment techniques that present additional risks to a fund as indicated in the chart below. Those additional investment techniques in which a fund is expected to engage as of the date of this prospectus are indicated in the chart below, although other techniques may be utilized from time to time. Each risk is described after the chart. Many of the additional investment techniques that a fund may use, as well as other investment techniques that are relied upon to a lesser degree, are more fully described in the SAI.

Risks	Virtus Emerging Markets Debt Fund	Virtus Emerging Markets Equity Income Fund	Virtus Herzfeld Fund	Virtus International Small-Cap Fund	Virtus Wealth Masters Fund
Convertible Securities	X
Depositary Receipts		X		X
Derivatives	X				X
Equity Securities	X
Exchange-Traded Funds (ETFs)		X			X
Foreign Investing					X
Emerging Markets Investing					X
Foreign Currency Transactions		X
Illiquid and Restricted Securities	X			X
Infrastructure-Related Investing					X
Investment Grade Securities	X
Mortgage-Backed and Asset Backed Securities	X
Mutual Fund Investing	X	X	X	X	X
Repurchase Agreements	X
Securities Lending	X	X		X	X
Short-Term Investments				X
Variable Rate, Floating Rate and Variable Amount Securities	X
When-Issued and Delayed Delivery Securities	X
Zero Coupon, Step Coupon, Deferred Coupon and PIK Bonds	X

In order to determine which investment techniques apply to a fund, please refer to the table above.

Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stock, rights, warrants or other securities that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. If a convertible security is called for redemption, the respective fund may have to redeem the security, convert it into common stock or sell it to a third party at a price and time that is not beneficial for the fund. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Securities convertible into common stocks may have higher yields than common stocks but lower yields than comparable nonconvertible securities.

Virtus Mutual Funds	33

•

Redemption Risk. Debt securities sometimes contain provisions that allow for redemption in the event of tax or security law changes, in addition to call features at the option of the issuer. In the event of a redemption, a fund may not be able to reinvest the proceeds at comparable rates of return.

Depositary Receipts

Certain funds may invest in American Depositary Receipts (“ADRs”), sponsored by U.S. banks, European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), ADRs not sponsored by U.S. banks, other types of depositary receipts (including non-voting depositary receipts) and other similar instruments representing securities of foreign companies. Although certain depositary receipts may reduce or eliminate some of the risks associated with foreign investing, these types of securities generally are subject to many of the same risks as direct investments in securities of foreign issuers.

Derivatives

Derivative transactions are contracts whose value is derived from the value of an underlying asset, index or rate, including futures, options, non-deliverable forwards, forward foreign currency exchange contracts and swap agreements. A fund may use derivatives to hedge against factors that affect the value of its investments, such as interest rates and foreign currency exchange rates. A fund may also utilize derivatives as part of its overall investment technique to gain or lessen exposure to various securities, markets and currencies.

Derivatives typically involve greater risks than traditional investments. It is generally more difficult to ascertain the risk of, and to properly value, derivative contracts. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Derivatives are usually less liquid than traditional securities and are subject to counterparty risk (the risk that the other party to the contract will default or otherwise not be able to perform its contractual obligations). In addition, some derivatives transactions may involve potentially unlimited losses. Derivative contracts entered into for hedging purposes may also subject the fund to losses if the contracts do not correlate with the assets, indexes or rates they were designed to hedge. Gains and losses derived from hedging transactions are, therefore, more dependent upon the subadviser’s ability to correctly predict the movement of the underlying asset prices, indexes or rates. The fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Equity Securities

Generally, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (such as changes in inflation or consumer demand) and to events that affect particular issuers (such as news about the success or failure of a new product). Equity securities also are subject to “stock market risk,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by the fund goes down, the value of the fund’s shares will be affected.

Exchange-Traded Funds (“ETFs”)

ETFs invest in a portfolio of securities designed to track a particular market segment or index. The risks associated with investing in ETFs generally reflect the risks of owning shares of the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. Assets invested in ETFs incur a layering of expenses, including operating costs and advisory fees that fund shareholders indirectly bear; such expenses may exceed the expenses the fund would incur if it invested directly in the underlying portfolio of securities the ETF is designed to track. Shares of ETFs trade on a securities exchange and may trade at, above, or below their net asset value.

Foreign Investing

Investing in securities of non-U.S. companies involves special risks and considerations not typically associated with investing in U.S. companies, and the values of non-U.S. securities may be more volatile than those of U.S. securities. The values of non-U.S. securities are subject to economic and political developments in countries and regions where the issuers operate or are domiciled, or where the securities are traded, such as changes in economic or monetary policies, and to changes in currency exchange rates. Values may also be affected by restrictions on receiving the investment proceeds from a non-U.S. country.

In general, less information is publicly available about non-U.S. companies than about U.S. companies. Non-U.S. companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. Certain foreign issuers classified as passive foreign investment companies may be subject to additional taxation risk.

34	Virtus Mutual Funds

•

Currency Rate Risk. Because the foreign securities in which the fund invests generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. Because the value of the fund’s shares is calculated in U.S. dollars, it is possible for the fund to lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the fund’s holdings goes up. Generally, a strong U.S. dollar relative to such other currencies will adversely affect the value of the fund’s holdings in foreign securities.

•

Emerging Market Investing Risk. The risks of foreign investments are generally greater in countries whose markets are still developing than they are in more developed markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. They may also have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will. Certain emerging markets may also face other significant internal or external risks, including the risk of war and civil unrest. For all of these reasons, investments in emerging markets may be considered speculative.

To the extent that a fund invests a significant portion of its assets in a particular emerging market, the fund will be more vulnerable to financial, economic, political and other developments in that country, and conditions that negatively impact that country will have a greater impact on the fund as compared with a fund that does not have its holdings concentrated in a particular country.

•

Foreign Currency Transactions. Certain funds may engage in foreign currency transactions, including foreign currency forward contracts, options, swaps and other similar strategic transactions in connection with its investments in securities of non-U.S. companies. These transactions are designed to hedge the fund’s exposure to foreign currency risks; however, such investments may not prove successful or may have the effect of limiting gains from favorable market movements.

Illiquid and Restricted Securities

Certain securities in which the fund invests may be difficult to sell at the time and price beneficial to the fund, for example due to low trading volumes or legal restrictions. When there is no willing buyer or a security cannot be readily sold, the fund may have to sell at a lower price or may be unable to sell the security at all. The sale of such securities may also require the fund to incur expenses in addition to those normally associated with the sale of a security.

Infrastructure-Related Investments

Infrastructure-related entities are subject to a variety of factors that may adversely affect their business or operations including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Additionally, infrastructure-related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards.

Investment Grade Securities

A fund may invest in all types of long-term or short-term investment-grade debt obligations of U.S. issuers. In addition to the types of securities mentioned in connection with the fund’s principal investment strategies, the fund may also invest in other bonds, debentures, notes, municipal bonds, equipment lease certificates, equipment trust certificates, conditional sales contracts and commercial paper. Debt securities with lower credit ratings have a higher risk of default on payment of principal and interest and securities with longer maturities are subject to greater price fluctuations in response to changes in interest rates. If interest rates rise, the value of debt securities generally will fall.

Mortgage-Backed and Asset-Backed Securities

Mortgage-backed securities represent interests in pools of residential mortgage loans purchased from individual lenders by a Federal agency or originated and issued by private lenders. Asset-backed securities represent interests in pools of underlying assets such as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. These two types of securities share many of the same risks.

Virtus Mutual Funds	35

The impairment of the value of collateral or other assets underlying a mortgage-backed or asset-backed security, such as that resulting from non-payment of loans, may result in a reduction in the value of such security and losses to a fund.

Early payoffs in the loans underlying such securities may result in the fund receiving less income than originally anticipated. The variability in prepayments will tend to limit price gains when interest rates drop and exaggerate price declines when interest rates rise. In the event of high prepayments, the fund may be required to invest proceeds at lower interest rates, causing the fund to earn less than if the prepayments had not occurred. Conversely, rising interest rates may cause prepayments to occur at a slower than expected rate, which may effectively change a security that was considered short- or intermediate-term into a long-term security. Long-term securities tend to fluctuate in value more widely in response to changes in interest rates than shorter-term securities.

Mutual Fund Investing

Through its investments in other mutual funds, the fund is exposed to not only to the risks of the underlying funds’ investments but also to certain additional risks. Assets invested in other mutual funds incur a layering of expenses, including operating costs, advisory fees and administrative fees that you, as a shareholder in the fund, indirectly bear. Such fees and expenses may exceed the fees and expenses the fund would have incurred if it invested in the underlying fund’s assets directly. To the extent that the expense ratio of an underlying fund changes, the weighted average operating expenses borne by the fund may increase or decrease. An underlying fund may change its investment objective or policies without the approval of the fund, and the fund might be forced to withdraw its investment from the underlying fund at a time that is unfavorable to the fund. If the fund invests in closed-end funds, it may incur added expenses such as additional management fees and trading costs.

Repurchase Agreements

A fund may invest in repurchase agreements with commercial banks, brokers and dealers considered by the adviser to be creditworthy. Such agreements subject the fund to the risk of default or insolvency of the counterparty.

Securities Lending

A fund may loan portfolio securities with a value up to one-third of its total assets to increase its investment returns. If the borrower is unwilling or unable to return the borrowed securities when due, the respective fund can suffer losses. In addition, there is a risk of delay in receiving additional collateral or in the recovery of the securities, and a risk of loss of rights in the collateral, in the event that the borrower fails financially. There is also a risk that the value of the investment of the collateral could decline, causing a loss to the fund.

Short-Term Investments

Short-term investments include money market instruments, repurchase agreements, certificates of deposits and bankers’ acceptances and other short-term instruments that are not U.S. Government securities. These securities generally present less risk than many other investments, but they are generally subject to credit risk and may be subject to other risks as well.

Variable Rate, Floating Rate and Variable Amount Securities

Variable rate, floating rate, or variable amount securities are generally short-term, unsecured, fluctuating, interest-bearing notes of private issuers. The absence of an active secondary market with respect to certain such instruments could make it difficult for the fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods that the fund is not entitled to exercise its demand rights, and the fund could, for these or other reasons, suffer a loss with respect to such instruments.

When-Issued and Delayed-Delivery Securities

Certain securities may be purchased on a when-issued or delayed-delivery basis. The value of the security on settlement date may be more or less than the price paid as a result of changes in interest rates and market conditions. If the value on settlement date is less, the value of your shares may decline.

Zero Coupon, Step Coupon, Deferred Coupon and PIK Bonds

A fund may invest in any combination of zero coupon and step coupon bonds and bonds on which interest is payable in kind (“PIK”). The market prices of these bonds generally are more volatile than the market prices of securities that pay interest on a regular basis. Since the fund will not receive cash payments earned on these securities on a current basis, the fund may be required to make distributions from other sources. This may result in higher portfolio turnover rates and the sale of securities at a time that is less favorable.

36	Virtus Mutual Funds

The funds may buy other types of securities or employ other portfolio management techniques. Please refer to the SAI for more detailed information about these and other investment techniques of the funds.

Pricing of Fund Shares

How is the Share Price determined?

Each fund calculates a share price for each class of its shares. The share price for each class is based on the net assets of the fund and the number of outstanding shares of that class. In general, each fund calculates a share price for each class by:

•	adding the values of all securities and other assets of the fund;

•	subtracting liabilities; and

•	dividing the result by the total number of outstanding shares of that class.

Assets: Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price. Shares of other investment companies are valued at such companies’ net asset values (“NAVs”). Debt securities (other than short-term investments) are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Other assets, such as accrued interest, accrued dividends and cash are also included in determining a fund’s NAV. As required, some securities and assets are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

Liabilities: Accrued liabilities for class-specific expenses (if any), distribution fees, service fees and other liabilities are deducted from the assets of each class. Accrued expenses and liabilities that are not class specific (such as management fees) are allocated to each class in proportion to each class’s net assets except where an alternative allocation can be more appropriately made.

Net Asset Value: The liabilities allocated to a class are deducted from the proportionate interest of such class in the assets of the applicable fund. The resulting amount for each class is then divided by the number of shares outstanding of that class to produce each class’s NAV per share.

The NAV per share of each class of each fund is determined as of the close of regular trading (normally 4:00 PM eastern time) on days when the New York Stock Exchange (“NYSE”) is open for trading. A fund will not calculate its NAV per share class on days when the NYSE is closed for trading. If a fund (or underlying fund, as applicable) holds securities that are traded on foreign exchanges that trade on weekends or other holidays when the funds do not price their shares, the NAV of the funds’ shares may change on days when shareholders will not be able to purchase or redeem the funds’ shares.

How are securities fair valued?

If market quotations are not readily available or available prices are not reliable, the funds (or underlying funds, as applicable) determine a “fair value” for an investment according to policies and procedures approved by the Board of Trustees. The types of assets for which such pricing might be required include (i) securities whose trading has been suspended; (ii) securities where the trading market is unusually thin or trades have been infrequent; (iii) debt securities that have recently gone into default and for which there is no current market quotation; (iv) a security whose market price is not available from an independent pricing source and for which otherwise reliable quotes are not available; (v) securities of an issuer that has entered into a restructuring; (vi) a security whose price as provided by any pricing source does not, in the opinion of the adviser/subadviser, reflect the security’s market value; (vii) foreign securities subject to trading collars for which no or limited trading takes place; and (viii) securities where the market quotations are not readily available as a result of “significant” events. This list is not inclusive of all situations that may require a security to be fair valued, nor is it intended to be conclusive in determining whether a specific event requires fair valuation.

The value of any portfolio security held by a fund for which market quotations are not readily available shall be determined in good faith and in a manner that assesses the security’s “fair value” on the valuation date (i.e., the amount that the fund

Virtus Mutual Funds	37

might reasonably expect to receive for the security upon its current sale), based on a consideration of all available facts and all available information, including, but not limited to, the following: (i) the fundamental analytical data relating to the investment; (ii) an evaluation of the forces which influence the market in which these securities are purchased and sold (e.g., the existence of merger proposals or tender offers that might affect the value of the security); (iii) price quotes from dealers and/or pricing services; (iv) an analysis of the company’s financial statements; (v) trading volumes on markets, exchanges or among dealers; (vi) recent news about the security or issuer; (vii) changes in interest rates; (viii) information obtained from the issuer, analysts, other financial institutions and/or the appropriate stock exchange (for exchange traded securities); (ix) whether two or more dealers with whom the adviser/subadviser regularly effects trades are willing to purchase or sell the security at comparable prices; (x) other news events or relevant matters; and (xi) government (domestic or foreign) actions or pronouncements.

Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its NAV (generally, the close of regular trading on the NYSE) that may impact the value of securities traded in these foreign markets. In such cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

The value of a security, as determined using the funds’ fair valuation procedures, may not reflect such security’s market value.

At what price are shares purchased?

All investments received by the funds’ authorized agents in good order prior to the close of regular trading on the NYSE (normally 4:00 PM eastern time) will be executed based on that day’s NAV. Shares credited to your account from the reinvestment of fund distributions will be in full and fractional shares that are purchased at the closing net asset value on the next business day on which the respective fund’s NAV is calculated following the dividend record date.

Sales Charges

What are the classes and how do they differ?

Presently, each fund offers three classes of shares. With the exception of Class I Shares, each class of shares has different sales and distribution charges. (See “Fees and Expenses” in each fund’s “Fund Summary,” previously in this prospectus.) For certain classes of shares, the funds have adopted distribution and service plans allowed under Rule 12b-1 of the Investment Company Act of 1940, as amended, that authorize the funds to pay distribution and service fees for the sale of their shares and for services provided to shareholders.

What arrangement is best for you?

The different classes of shares permit you to choose the method of purchasing shares that is most beneficial to you. In choosing a class of shares, consider the amount of your investment, the length of time you expect to hold the shares, whether you decide to receive distributions in cash or to reinvest them in additional shares, and any other personal circumstances. Depending upon these considerations, the accumulated distribution and service fees and contingent deferred sales charges of one class of shares may be more or less than the initial sales charge and accumulated distribution and service fees of another class of shares bought at the same time. Because distribution and service fees are paid out of a fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Your financial representative should recommend only those arrangements that are suitable for you based on known information. In certain instances, you may be entitled to a reduction or waiver of sales charges. For instance, you may be entitled to a sales charge discount on Class A Shares if you purchase more than certain breakpoint amounts. You should inform or inquire of your financial representative whether or not you may be entitled to a sales charge discount attributable to your total holdings in a fund or affiliated funds. To determine eligibility for a sales charge discount, you may aggregate all of your accounts (including joint accounts, retirement accounts such as IRAs, non-IRAs, etc.) and those of your spouse and minor children. The financial representative may request you to provide an account statement or other holdings information to determine your eligibility for a breakpoint and to make certain all involved parties have the necessary data. Additional information about the classes of shares offered, sales charges, breakpoints and discounts follows in this section and also may be found in the SAI in the section entitled “How to Buy Shares.” This information is available free of charge, and in a clear and prominent format, at the Individual Investors section of the Virtus Mutual Funds’ Web site at virtus.com. Please be sure that you fully understand these choices before investing. If you or your financial representative requires additional assistance, you may also contact Mutual Fund Services by calling toll-free (800) 243-1574.

38	Virtus Mutual Funds

Class A Shares. If you purchase Class A Shares, you will pay a sales charge at the time of purchase equal to the following: for Virtus Emerging Markets Debt Fund, 3.75% of the offering price (3.90% of the amount invested), and for the other funds, 5.75% of the offering price (6.10% of the amount invested). The sales charge may be reduced or waived under certain conditions. (See “Initial Sales Charge Alternative—Class A Shares” below.) Generally, Class A Shares are not subject to any charges by the fund when redeemed; however, a contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions within 18 months on exchanges from a Virtus non-money market fund into a Virtus money market fund and purchases on which a finder’s fee has been paid.

For all Virtus fixed income funds, the CDSC is 0.50%; for all other Virtus Mutual Funds, the CDSC is 1.00%. The 18-month period begins on the last day of the month preceding the month in which the purchase was made. Class A Shares have lower distribution and service fees (0.25%) and generally pay higher dividends than Class C Shares.

Class C Shares. If you purchase Class C Shares, you will not pay a sales charge at the time of purchase. If you sell your Class C Shares within the first year after they are purchased, you will pay a deferred sales charge of 1%. (See “Deferred Sales Charge Alternative—Class C Shares” below.) Class C Shares do not convert to any other class of shares of the fund, so the higher distribution and service fees paid by Class C Shares continue for the life of the account.

Class I Shares. Class I shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the distributor to offer Class I shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I shares are also offered to private and institutional clients of, or referred by, the adviser, the subadviser and their affiliates. If you are eligible to purchase and do purchase Class I Shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class I Shares. For additional information about purchasing Class I Shares, please contact Mutual Fund Services by calling (800) 243-1574.

Initial Sales Charge Alternative—Class A Shares

The public offering price of Class A Shares is the NAV plus a sales charge that varies depending on the size of your purchase. (See “Class A Shares—Reduced Initial Sales Charges” in the SAI.) Shares purchased based on the automatic reinvestment of income dividends or capital gain distributions are not subject to any sales charges. The sales charge is divided between your investment dealer and VP Distributors, LLC (“the Distributor.”)

Sales Charge you may pay to purchase Class A Shares

Virtus Emerging Markets Debt Fund

	Sales Charge as a Percentage of
Amount of Transaction at Offering Price	Offering Price	Amount Invested
Under $50,000	3.75%	3.90%
$50,000 but under $100,000	3.50	3.63
$100,000 but under $250,000	3.25	3.36
$250,000 but under $500,000	2.25	2.30
$500,000 but under $1,000,000	1.75	1.78
$1,000,000 or more	None	None
All Other Funds
	Sales Charge as a percentage of
Amount of Transaction at Offering Price	Offering Price	Net Amount Invested
Under $50,000	5.75%	6.10%
$50,000 but under $ 100,000	4.75	4.99
$100,000 but under $ 250,000	3.75	3.90
$250,000 but under $ 500,000	2.75	2.83
$500,000 but under $ 1,000,000	2.00	2.04
$1,000,000 or more	None	None

Virtus Mutual Funds	39

Class A Sales Charge Reductions and Waivers

Investors may reduce or eliminate sales charges applicable to purchases of Class A Shares through utilization of Combination Purchase Privilege, Letter of Intent, Right of Accumulation, Purchase by Associations or the Account Reinstatement Privilege. These programs are summarized below and are described in greater detail in the SAI. Investors buying Class A Shares on which a finder’s fee has been paid may incur a CDSC if they redeem their shares within 18 months of purchase. For all Virtus fixed income funds, the CDSC is 0.50%; for all other Virtus Mutual Funds, the CDSC is 1.00%.

Combination Purchase Privilege. Your purchase of any class of shares of these funds or any other Virtus Mutual Fund (other than any Virtus money market fund), if made at the same time by the same person, will be added together with any existing Virtus Mutual Fund account values to determine whether the combined sum entitles you to an immediate reduction in sales charges. A “person” is defined in this and the following sections as (a) any individual, their spouse and minor children purchasing shares for his or their own account (including an IRA account) including his or their own trust; (b) a trustee or other fiduciary purchasing for a single trust, estate or single fiduciary account (even though more than one beneficiary may exist); (c) multiple employer trusts or certain Section 403(b) plans for the same employer; (d) multiple accounts (up to 200) under a qualified employee benefit plan or administered by a third party administrator; or (e) trust companies, bank trust departments, registered investment advisers, and similar entities placing orders or providing administrative services with respect to accounts over which they exercise discretionary investment authority and which are held in a fiduciary, agency, custodial or similar capacity, provided all shares are held of record in the name, or nominee name, of the entity placing the order.

Letter of Intent. If you sign a Letter of Intent, your purchase of any class of shares of these funds or any other Virtus Mutual Fund (other than any Virtus money market fund), if made by the same person within a 13-month period, will be added together to determine whether you are entitled to an immediate reduction in sales charges. Sales charges are reduced based on the overall amount you indicate that you will buy under the Letter of Intent. The Letter of Intent is a mutually non-binding arrangement between you and the Distributor. Shares worth 5% of the amount of each purchase will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charges applicable to the shares actually purchased in the event the full intended amount is not purchased.

Right of Accumulation. The value of your account(s) in any class of shares of these funds or any other Virtus Mutual Fund (other than any Virtus money market fund) if made over time by the same person, may be added together at the time of each purchase to determine whether the combined sum entitles you to a prospective reduction in sales charges. You must provide certain account information to the Distributor at the time of purchase to exercise this right.

Purchase by Associations. Certain groups or associations may be treated as a “person” and qualify for reduced Class A Share sales charges. The group or association must: (1) have been in existence for at least six months; (2) have a legitimate purpose other than to purchase mutual fund shares at a reduced sales charge; (3) work through an investment dealer; and (4) not be a group whose sole reason for existing is to consist of members who are credit card holders of a particular company, policyholders of an insurance company, customers of a bank or a broker-dealer or clients of an investment adviser.

Account Reinstatement Privilege. Subject to the funds’ policies and procedures regarding market timing, for 180 days after you sell your Class A on which you have previously paid a sales charge, you may purchase Class A Shares of any Virtus Mutual Fund at NAV, with no sales charge, by reinvesting all or part of your proceeds, but not more.

Sales at Net Asset Value. In addition to the programs summarized above, the funds may sell their Class A Shares at NAV without an initial sales charge to certain types of accounts or account holders, including, but not limited to: trustees of the Virtus Mutual Funds; directors, officers, employees and sales representatives of the adviser, subadviser (if any) or Distributor or a corporate affiliate of the adviser, subadviser or Distributor; private clients of an adviser or subadviser to any of the Virtus Mutual Funds; registered representatives and employees of dealers with which the Distributor has sales agreements; and certain qualified employee benefit plans, endowment funds or foundations. Please see the SAI for more information about qualifying for purchases of Class A Shares at NAV.

Deferred Sales Charge Alternative—Class C Shares

Class C Shares are purchased without an initial sales charge; however, shares sold within a specified time period are subject to a declining CDSC at the rates listed below. The sales charge will be multiplied by the then current market value or the initial cost of the shares being redeemed, whichever is less. No sales charge will be imposed on increases in NAV or on shares purchased through the reinvestment of income dividends or capital gain distributions. To minimize the sales charge, shares not subject to any charge will be redeemed first, followed by shares held the longest time. To calculate the number of shares owned and time period held, all Class C Shares are considered purchased on the trade date.

40	Virtus Mutual Funds

Deferred Sales Charge you may pay to sell Class C Shares

All Funds

Year	1	2+
CDSC	1%	0%

Compensation to Dealers

Dealers with whom the Distributor has entered into sales agreements receive a discount or commission on Class A Shares as described below.

Virtus Emerging Markets Debt Fund

Amount of Transaction at Offering Price	Sales Charge as a Percentage of Offering Price	Sales Charge as a Percentage of Amount Invested	Dealer Discount as a Percentage of Offering Price
Under $50,000	3.75%	3.90%	3.25%
$50,000 but under $100,000	3.50	3.63	3.00
$100,000 but under $250,000	3.25	3.36	2.75
$250,000 but under $500,000	2.25	2.30	2.00
$500,000 but under $1,000,000	1.75	1.78	1.50
$1,000,000 or more	None	None	None

All Other Funds

Amount of Transaction at Offering Price	Sales Charge as a Percentage of Offering Price	Sales Charge as a Percentage of Amount Invested	Dealer Discount as a Percentage of Offering Price
Under $50,000	5.75%	6.10%	5.00%
$50,000 but under $ 100,000	4.75	4.99	4.25
$100,000 but under $ 250,000	3.75	3.90	3.25
$250,000 but under $ 500,000	2.75	2.83	2.25
$500,000 but under $ 1,000,000	2.00	2.04	1.75
$1,000,000 or more	None	None	None

With respect to Class C Shares, the Distributor intends to pay investment dealers a sales commission of 1% of the sale price of Class C Shares. (This sales commission will not be paid to dealers for sales of Class C Shares purchased by 401(k) participants of the Merrill Lynch Daily K Plan due to a waiver of the CDSC for these plan participants’ purchases.) Your broker, dealer or financial advisor may also charge you additional commissions or fees for their services in selling shares to you provided they notify the Distributor of their intention to do so.

Dealers and other entities that enter into special arrangements with the Distributor may receive compensation for the sale and promotion of shares of these funds and/or for providing other shareholder services. Such fees are in addition to the sales commissions referenced above and may be based upon the amount of sales of fund shares by a dealer; the provision of assistance in marketing of fund shares; access to sales personnel and information dissemination services; provision of recordkeeping and administrative services to qualified employee benefit plans; and other criteria as established by the Distributor. Depending on the nature of the services, these fees may be paid either from the funds through distribution fees, service fees or transfer agent fees or, in some cases, the Distributor may pay certain fees from its own profits and resources.

Virtus Mutual Funds	41

From its own profits and resources, the Distributor may, from time to time, make payments to qualified wholesalers, registered financial institutions and third party marketers for marketing support services and/or retention of assets. Among others, the Distributor has agreed to make such payments for marketing support services to AXA Advisors, LLC. Additionally, for Virtus fixed income funds, the Distributor may pay broker-dealers a finder’s fee in an amount equal to 0.50% of eligible Class A Share purchases from $1,000,000 to $3,000,000 and 0.25% on amounts greater than $3,000,000. For all other Virtus Mutual Funds, the Distributor may pay broker-dealers a finder’s fee in an amount equal to 1.00% of eligible Class A Share purchases from $1,000,000 to $3,000,000, 0.50% on amounts of $3,000,001 to $10,000,000, and 0.25% on amounts greater than $10,000,000. Purchases by an account in the name of a qualified employee benefit plan are eligible for a finder’s fee only if such plan has at least 100 eligible employees. A CDSC may be imposed on certain redemptions of such investments within 18 months of purchase. For all Virtus fixed income funds, the CDSC is 0.50%; for all other Virtus Mutual Funds, the CDSC is 1.00%. For purposes of determining the applicability of the CDSC, the 18-month period begins on the last day of the month preceding the month in which the purchase was made. The Distributor will also pay broker-dealers a service fee of 0.25% beginning in the thirteenth month following purchase of Class A Shares on which a finder’s fee has been paid. The Distributor reserves the right to discontinue or alter such fee payment plans at any time.

From its own resources or pursuant to the distribution and shareholder servicing plans, and subject to the dealers’ prior approval, the Distributor may provide additional compensation to registered representatives of dealers in the form of travel expenses, meals, and lodging associated with training and educational meetings sponsored by the Distributor. The Distributor may also provide gifts amounting in value to less than $100, and occasional meals or entertainment, to registered representatives of dealers. Any such travel expenses, meals, lodging, gifts or entertainment paid will not be preconditioned upon the registered representatives’ or dealers’ achievement of a sales target. The Distributor may, from time to time, reallow the entire portion of the sales charge on Class A Shares which it normally retains to individual selling dealers. However, such additional reallowance generally will be made only when the selling dealer commits to substantial marketing support such as internal wholesaling through dedicated personnel, internal communications and mass mailings.

The Distributor has agreed to pay fees to certain distributors for preferred marketing opportunities. These arrangements may be viewed as creating a conflict of interest between these distributors and investors. Investors should make due inquiry of their selling agents to ensure that they are receiving the requisite point of sale disclosures and suitable recommendations free of any influence by reason of these arrangements.

Your Account

Opening an Account

Your financial advisor can assist you with your initial purchase as well as all phases of your investment program. If you are opening an account by yourself, please follow the instructions outlined below. These procedures do not apply to purchases of Class I Shares. For information about purchasing Class I Shares, please contact Mutual Fund Services by calling (800) 243-1574.

The funds have established the following preferred methods of payment for fund shares:

•	Checks drawn on an account in the name of the investor and made payable to Virtus Mutual Funds;

•	Checks drawn on an account in the name of the investor’s company or employer and made payable to Virtus Mutual Funds; or

•	Wire transfers or Automated Clearing House (“ACH”) transfers from an account in the name of the investor, or the investor’s company or employer.

Payment in other forms may be accepted at the discretion of the funds; however, the funds generally do not accept such other forms of payment as cash equivalents (such as traveler’s checks, cashier’s checks, money orders or bank drafts), starter checks, credit card convenience checks, or certain third party checks. Please specify the name(s) of the fund or funds in which you would like to invest on the check or transfer instructions.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. Accordingly, when you open an account, we will ask for your name, address, date of birth and other information that will allow us to identify you. We may check the information you provide against publicly available databases, information obtained from consumer reporting agencies, other financial institutions or other sources. If, after reasonable effort, we cannot verify your identity, we reserve the right to close the account and redeem the shares at the NAV next calculated after the decision is made by us to close the account.

42	Virtus Mutual Funds

Step 1.

Your first choice will be the initial amount you intend to invest.

Minimum initial investments:

•

$100 for individual retirement accounts (IRAs), accounts that use the systematic exchange privilege or accounts that use the Systematic Purchase program. (See below for more information on the Systematic Purchase program.)

•

There is no initial dollar requirement for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans. There is also no minimum for reinvesting dividends and capital gains into another account. Additionally, shareholders who own Class B Shares of a fund may purchase Class A Shares or Class C Shares of the same fund without regard to the minimum initial investment requirements.

•	$2,500 for all other accounts.

Minimum additional investments:

•	$100 for any account.

•

There is no minimum additional investment requirement for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans. There is also no minimum additional investment requirement for reinvesting dividends and capital gains into an existing account.

The funds reserve the right to refuse a purchase order for any reason.

Step 2.

Your second choice will be what class of shares to buy. Each share class has different sales and distribution charges. Because all future investments in your account will be made in the share class you choose when you open your account, you should make your decision carefully. Your financial advisor can help you pick the share class that makes the most sense for your situation.

Step 3.

Your next choice will be how you want to receive any dividends and capital gain distributions. Your options are:

•	Receive both dividends and capital gain distributions in additional shares;

•	Receive dividends in additional shares and capital gain distributions in cash;

•	Receive dividends in cash and capital gain distributions in additional shares; or

•	Receive both dividends and capital gain distributions in cash.

No interest will be paid on uncashed distribution checks.

How to Buy Shares

To Open An Account (Class A and Class C Shares only)
Through a financial advisor	Contact your advisor. Some advisors may charge a fee and may set different minimum investments or limitations on buying shares.
Through the mail	Complete a New Account Application and send it with a check payable to the fund. Mail them to: Virtus Mutual Funds, P.O. Box 9874, Providence, RI 02940-8074.
Through express delivery	Complete a New Account Application and send it with a check payable to the fund. Send them to: Virtus Mutual Funds, 4400 Computer Drive, Westborough, MA 01581-1722.
By Federal Funds wire	Call us at (800) 243-1574 (press 1, then 0).
By Systematic Purchase	Complete the appropriate section on the application and send it with your initial investment payable to the fund. Mail them to: Virtus Mutual Funds, P.O. Box 9874, Providence, RI 02940-8074.
By telephone exchange	Call us at (800) 243-1574 (press 1, then 0).

Virtus Mutual Funds	43

The price at which a purchase is effected is based on the NAV determined after receipt of a purchase order in good order by the funds’ Transfer Agent. A purchase order is generally in “good order” if an acceptable form of payment accompanies the purchase order and the order includes the appropriate application(s) and/or other form(s) and any supporting legal documentation required by the Transfer Agent, each in legible form.

Each fund reserves the right to refuse any order that may disrupt the efficient management of that fund.

How to Sell Shares

You have the right to have the funds buy back shares at the NAV next determined after receipt of a redemption order by the funds’ Transfer Agent or an authorized agent. In the case of a Class C Share Share redemption, and certain Class A Share redemptions, you will be subject to the applicable contingent deferred sales charge, if any, for such shares. Subject to certain restrictions, shares may be redeemed by telephone or in writing. In addition, shares may be sold through securities dealers, brokers or agents who may charge customary commissions or fees for their services. The funds do not charge any redemption fees. Payment for shares redeemed is generally made within seven days; however, redemption proceeds will not be disbursed until each check used for purchases of shares has been cleared for payment by your bank, which may take up to 15 days after receipt of the check.

To Sell Shares (Class A and Class C Shares only)
Through a financial advisor	Contact your advisor. Some advisors may charge a fee and may set different minimums on redemptions of accounts.
Through the mail	Send a letter of instruction to: Virtus Mutual Funds, P.O. Box 9874, Providence, RI 02940-8074. Be sure to include the registered owner’s name, fund and account number and number of shares or dollar value you wish to sell.
Through express delivery	Send a letter of instruction to: Virtus Mutual Funds, 4400 Computer Drive, Westborough, MA 01581-1722. Be sure to include the registered owner’s name, fund and account number and number of shares or dollar value you wish to sell.
By telephone	For sales up to $50,000, requests can be made by calling (800) 243-1574.
By telephone exchange	Call us at (800) 243-1574 (press 1, then 0).
By check (fixed income funds only)	If you selected the checkwriting feature, you may write checks for amounts of $250 or more. Checks may not be used to close accounts.

Things You Should Know When Selling Shares

You may realize a taxable gain or loss (for federal income tax purposes) if you redeem shares of the funds. Each fund reserves the right to pay large redemptions “in kind” (i.e., in securities owned by the fund) rather than in cash. Large redemptions are those that exceed $250,000 or 1% of the fund’s net assets, whichever is less, over any 90-day period. Additional documentation will be required for redemptions by organizations, fiduciaries, or retirement plans, or if a redemption is requested by anyone but the shareholder(s) of record. Transfers between broker-dealer “street” accounts are governed by the accepting broker-dealer.

Questions regarding this type of transfer should be directed to your financial advisor. Redemption requests will not be honored until all required documents, in proper form, have been received. To avoid delay in redemption or transfer, shareholders having questions about specific requirements should contact the funds’ Transfer Agent at (800) 243-1574.

44	Virtus Mutual Funds

Redemptions by Mail

â	If you are selling shares held individually, jointly, or as custodian under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act:

Send a clear letter of instruction if both of these apply:

—	The proceeds do not exceed $50,000.

—	The proceeds are payable to the registered owner at the address on record.

Send a clear letter of instruction with a signature guarantee when any of these apply:

—	You are selling more than $50,000 worth of shares.

—	The name or address on the account has changed within the last 30 days.

—	You want the proceeds to go to a different name or address than on the account.

â	If you are selling shares held in a corporate or fiduciary account, please contact the funds’ Transfer Agent at (800) 243-1574.

If required, the signature guarantee must be a STAMP 2000 Medallion guarantee and be made by an eligible guarantor institution as defined by the funds’ Transfer Agent in accordance with its signature guarantee procedures. Guarantees using previous technology medallions will not be accepted. As of the date of the Prospectus, the Transfer Agent’s signature guarantee procedures generally permit guarantees by banks, broker-dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.

Selling Shares by Telephone

The Transfer Agent will use reasonable procedures to confirm that telephone instructions are genuine. Address and bank account information are verified, redemption instructions are taped, and all redemptions are confirmed in writing.

The individual investor bears the risk from instructions given by an unauthorized third-party that the Transfer Agent reasonably believed to be genuine.

The Transfer Agent may modify or terminate the telephone redemption privilege at any time with 60 days’ notice to shareholders, except for instances of disruptive trading or market timing; in such cases, the telephone redemption privilege may be suspended immediately, followed by written notice. (See “Disruptive Trading and Market Timing” in this prospectus.)

During times of drastic economic or market changes, telephone redemptions may be difficult to make or temporarily suspended.

Account Policies

Account Reinstatement Privilege

Subject to the funds’ policies and procedures regarding market timing, for 180 days after you sell your Class A Shares on which you have previously paid a sales charge, you may purchase Class A Shares of any Virtus Mutual Fund at NAV, with no sales charge, by reinvesting all or part of your proceeds, but not more. Send your written request to Virtus Mutual Funds, P.O. Box 9874, Providence, RI 02940-8074. You can call us at (800) 243-1574 for more information.

Please remember, a redemption and reinvestment are considered to be a sale and purchase for tax-reporting purposes. Shareholders who have had the contingent deferred sales charge waived because they are in the Systematic Withdrawal Program are not eligible for this reinstatement privilege.

Annual Fee on Small Accounts

To help offset the costs associated with maintaining small accounts, Virtus Mutual Funds reserve the right to assess an annual $25 small account fee on fund accounts with a balance below $2,500. The small account fee may be waived in certain circumstances, such as for accounts that have elected electronic delivery of statements/regulatory documents and accounts owned by shareholders having multiple accounts with a combined value of over $25,000. The small account fee does not apply to accounts held through a financial intermediary.

The small account fee will be collected through the automatic sale of shares in your account. We will send you written notice before we charge the $25 fee so that you may increase your account balance above the minimum, sign up for electronic delivery, consolidate your accounts or liquidate your account. You may take these actions at any time by contacting your investment professional of the Transfer Agent.

Virtus Mutual Funds	45

Redemption of Small Accounts

Due to the high cost of maintaining small accounts, if your redemption activity causes your account balance to fall below $200, you may receive a notice requesting you to bring the balance up to $200 within 60 days. If you do not, the shares in the account will be sold at NAV, and a check will be mailed to the address of record.

Distributions of Small Amounts

Distributions in amounts less than $10 will automatically be reinvested in additional shares of the applicable fund.

Uncashed Checks

If any correspondence sent by a fund is returned by the postal or other delivery service as “undeliverable,” your dividends or any other distribution may be automatically reinvested in the respective fund.

If your distribution check is not cashed within six months, the distribution may be reinvested in the fund at the current NAV. You will not receive any interest on uncashed distribution or redemption checks. This provision may not apply to certain retirement or qualified accounts.

Inactive Accounts

As required by the laws of certain states, if no activity occurs in an account within the time period specified by your state law, the assets in your account may be transferred to the state.

Exchange Privileges

You should read the prospectus of the Virtus Mutual Fund(s) into which you want to make an exchange before deciding to make an exchange. You can obtain a prospectus from your financial advisor or by calling us at (800) 243-4361, or accessing our Web site at virtus.com.

—

You may exchange shares of one fund for the same class of shares of another Virtus Mutual Fund (e.g., Class A Shares for Class A Shares). Class C Shares are also exchangeable for Class T Shares of those Virtus Mutual Funds offering them. Exchange privileges may not be available for all Virtus Mutual Funds and may be rejected or suspended.

—

On exchanges into Class A of a Virtus money market fund from Class A of a Virtus non-money market fund made within 18 months of a finder’s fee being paid on such Virtus non-money market fund shares, a CDSC may be assessed on exchange proceeds. For all Virtus fixed income funds, the CDSC is 0.50%; for all other Virtus Mutual Funds, the CDSC is 1.00%. The CDSC may be waived upon return of the finder’s fee by the dealer.

—	Exchanges may be made by telephone ((800) 243-1574) or by mail (Virtus Mutual Funds, P.O. Box 9874, Providence, RI 02940-8074).

—	The amount of the exchange must be equal to or greater than the minimum initial investment required, unless the minimum has been waived (as described in the SAI).

—	The exchange of shares is treated as a sale and a purchase for federal income tax purposes.

—

In certain circumstances, a fund or the distributor may enter into an agreement with a financial intermediary to permit exchanges from one class of a fund into another class of the same fund, subject to certain conditions. Such exchanges will only be permitted if, among other things, the financial intermediary agrees to follow procedures established by the fund or distributor, which generally will require that the exchanges be carried out (i) within accounts maintained and controlled by the intermediary, (ii) on behalf of all or a particular segment of beneficial owners holding shares of the affected fund within those accounts, and (iii) all at once or within a given time period, or as agreed upon in writing by the fund or the distributor and the financial intermediary. A shareholder’s ability to make this type of exchange may be limited by operational or other limitations of his or her financial intermediary or the fund.

46	Virtus Mutual Funds

Disruptive Trading and Market Timing

These funds are not suitable for market timers and market timers are discouraged from becoming investors. Your ability to make exchanges among Virtus Mutual Funds is subject to modification if we determine, in our sole opinion, that your exercise of the exchange privilege may disadvantage or potentially harm the rights or interests of other shareholders.

Frequent purchases, redemptions and exchanges, programmed exchanges, exchanges into and then out of a fund in a short period of time, and exchanges of large amounts at one time may be indicative of market timing and otherwise disruptive trading (“Disruptive Trading”) which can have risks and harmful effects for other shareholders. These risks and harmful effects include:

—

dilution of the interests of long-term investors, if market timers or others exchange into a fund at prices that are below the true value or exchange out of a fund at prices that are higher than the true value;

—

an adverse effect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the fund to maintain a higher level of cash than would otherwise be the case, or causing the fund to liquidate investments prematurely; and

—	reducing returns to long-term shareholders through increased brokerage and administrative expenses.

Additionally, the nature of the portfolio holdings of the Virtus Emerging Markets Debt Fund, Virtus Emerging Markets Equity Income Fund and Virtus International Small-Cap Fund may expose those funds to investors who engage in the type of market timing trading that seeks to take advantage of possible delays between the change in the value of a mutual fund’s portfolio holdings and the reflection of the change in the NAV of the fund’s shares, sometimes referred to as “time-zone arbitrage.” Arbitrage market timers seek to exploit possible delays between the change in the value of a mutual fund’s portfolio holdings and the NAV of the fund’s shares in funds that hold significant investments in foreign securities because certain foreign markets close several hours ahead of the U.S. markets. If an arbitrageur is successful, the value of the fund’s shares may be diluted if redeeming shareholders receive proceeds (and buying shareholders receive shares) based upon NAVs which do not reflect appropriate fair value prices.

In order to attempt to protect our shareholders from the potential harmful effects of Disruptive Trading, the funds’ Board of Trustees has adopted market timing policies and procedures designed to discourage Disruptive Trading. The Board has adopted these policies and procedures as a preventive measure to protect all shareholders from the potential effects of Disruptive Trading, while also abiding by any rights that shareholders may have to make exchanges and provide reasonable and convenient methods of making exchanges that do not have the potential to harm other shareholders.

Excessive trading activity is measured by the number of roundtrip transactions in an account. A roundtrip transaction is one where a shareholder buys and then sells, or sells and then buys, shares of any fund within 30 days. Shareholders of the funds are limited to one roundtrip transaction within any rolling 30-day period. Roundtrip transactions are counted at the shareholder level. In considering a shareholder’s trading activity, the funds may consider, among other factors, the shareholder’s trading history both directly and, if known, through financial intermediaries, in the funds, in other funds within the Virtus Mutual Fund complex, in non-Virtus mutual funds or in accounts under common control or ownership. We do not include exchanges made pursuant to the dollar cost averaging or other similar programs when applying our market timing policies. Systematic withdrawal and/or contribution programs, mandatory retirement distributions, and transactions initiated by a plan sponsor also will not count towards the roundtrip limits. The funds may permit exchanges that they believe, in the exercise of their judgment, are not disruptive. The size of the fund and the size of the requested transaction may be considered when determining whether or not the transaction would be disruptive.

Shareholders holding shares for at least 30 days following investment will ordinarily be in compliance with the funds’ policies regarding market timing. The funds may, however, take action if activity is deemed disruptive even if shares are held longer than 30 days, such as a request for a transaction of an unusually large size. The size of the fund and the size of the requested transaction may be considered when determining whether or not the transaction would be disruptive.

Under our market timing policies, we may modify your exchange privileges for some or all of the funds by not accepting an exchange request from you or from any person, asset allocation service, and/or market timing services made on your behalf. We may also limit the amount that may be exchanged into or out of any fund at any one time or could revoke your right to make Internet, telephone or facsimile exchanges. We may reinstate Internet, telephone and facsimile exchange privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

The funds currently do not charge exchange or redemption fees, or any other administrative charges on fund exchanges. The funds reserve the right to impose such fees and/or charges in the future.

Virtus Mutual Funds	47

Orders for the purchase of fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any exchange request into any fund if the purchase of shares in the corresponding fund is not accepted for any reason.

The funds do not have any arrangements with any person, organization or entity to permit frequent purchases and redemptions of fund shares.

We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. The funds reserve the right to reject any purchase or exchange transaction at any time. If we reject a purchase or exchange for any reason, we will notify you of our decision in writing.

The funds cannot guarantee that their policies and procedures regarding market timing will be effective in detecting and deterring all Disruptive Trading.

Retirement Plans

Shares of the funds may be used as investments under the following retirement plans: traditional IRA, rollover IRA, SEP-IRA, SIMPLE IRA, Roth IRA, 401(k) plans, profit-sharing, money purchase plans, and certain 403(b) plans. For more information, call (800) 243-4361.

Investor Services and Other Information

Systematic Purchase is a systematic investment plan that allows you to have a specified amount automatically deducted from your checking or savings account and then deposited into your mutual fund account. Just complete the Systematic Purchase Section on the application and include a voided check.

Systematic Exchange allows you to automatically move money from one Virtus Mutual Fund to another on a monthly, quarterly, semiannual or annual basis. Shares of one Virtus Mutual Fund will be exchanged for shares of the same class of another Virtus Mutual Fund at the interval you select. To sign up, just complete the Systematic Exchange Section on the application. Exchange privileges may not be available for all Virtus Mutual Funds, and may be rejected or suspended.

Telephone Exchange lets you exchange shares of one Virtus Mutual Fund for the same class of shares in another Virtus Mutual Fund, using our customer service telephone service. (See the “Telephone Exchange” section on the application.) Exchange privileges may not be available for all Virtus Mutual Funds, and may be rejected or suspended.

Systematic Withdrawal allows you to periodically redeem a portion of your account on a predetermined monthly, quarterly, semiannual, or annual basis. Sufficient shares from your account will be redeemed at the closing net asset value on the applicable payment date, with proceeds to be mailed to you or sent through ACH to your bank (at your selection). For payments to be mailed, shares will be redeemed on the 15th of the month so that the payment is made about the 20th of the month. For ACH payments, you may select the day of the month for the payments to be made; if no date is specified, the payments will occur on the 15th of the month. The minimum withdrawal is $25, and minimum account balance requirements continue to apply. Shareholders in the program must own Virtus Mutual Fund shares worth at least $5,000.

Disclosure of Fund Holdings. A description of the funds’ policies and procedures with respect to the disclosure of the funds’ portfolio securities is available in the SAI.

48	Virtus Mutual Funds

Tax Status of Distributions

The funds plan to make distributions from net investment income at intervals stated in the table below and to distribute net realized capital gains, if any, at least annually.

Fund	Dividend Paid
Virtus Emerging Markets Debt Fund	Monthly
Virtus Emerging Markets Equity Income Fund	Semiannually
Virtus Herzfeld Fund	Quarterly
Virtus International Small-Cap Fund	Semiannually
Virtus Wealth Masters Fund	Semiannually

Distributions of short-term capital gains (gains on securities held for a year or less) and net investment income are taxable to shareholders as ordinary income. Under the Jobs and Growth Tax Reconciliation Act of 2003, certain distributions of long-term capital gains and certain dividends are taxable at a lower rate than ordinary income for a limited number of years. This lower rate terminates for tax years after 2010. Long-term capital gains, if any, distributed to shareholders and which are designated by a fund as capital gain distributions, are taxable to shareholders as long-term capital gain distributions regardless of the length of time you have owned your shares. For the Virtus Herzfeld Fund, the use of a fund of funds structure may affect the amount, timing and character of distributions to shareholders.

Unless you elect to receive distributions in cash, dividends and capital gain distributions are paid in additional shares. All distributions, cash or additional shares, are subject to federal income tax and may be subject to state, local and other taxes.

Virtus Mutual Funds	49

Appendix A

Additional Information about the Horizon Kinetics ISE Wealth Index

The Horizon Kinetics ISE Wealth Index (the “Index”) is a public index published by International Securities Exchange, LLC. The Index includes companies whose senior management has demonstrated a track record of skill and specific industry knowledge that has translated into high levels of long-term shareholder value creation. In many cases, these individuals have also used their respective companies as the primary means for accumulating substantial personal wealth. Due to this vested interest factor, these management teams often prioritize the creation of long-term shareholder value and, as a result, outperform the markets. That vested interest factor provides a unique predictive index variable as compared to traditional index classifications.

To be eligible for inclusion in the Index, companies must meet the following criteria:

•	an individual with significant wealth and in a control position that allows for substantial decision making authority such as the Chief Executive Officer or Chairman of the Board,

•	listed on a U.S. exchange,

•	an operating company and not a closed-end fund or ETF,

•	market capitalization in excess of $100 million, and

•	trailing three month average daily value traded greater than $1 million.

The Index constituents are equally weighted and reviewed quarterly for eligibility with the weights reset accordingly.

The tables below show performance of the Horizon Kinetics ISE Wealth Index as compared with the performance of the S&P 500 Index. The Horizon Kinetics ISE Wealth Index and the S&P 500 Index are not available for direct investment and their performance does not reflect the fees, expenses or taxes associated with the active management of an actual portfolio. Both indexes are calculated on a total return basis with dividends reinvested.

	Horizon Kinetics ISE Wealth Index	S&P 500 Index
Annual Returns (calendar year)
2002	-15.49%	-22.10%
2003	45.41%	28.71%
2004	17.97%	10.86%
2005	3.30%	4.93%
2006	22.61%	15.78%
2007	1.73%	5.49%
2008	-43.67%	-37.00%
2009	72.80%	26.46%
2010	31.51%	15.06%
2011	5.11%	2.11%

	1 Year	5 Years	10 Years	Since Inception of Horizon Kinetics ISE Wealth Index (1/31/91)
Average Annual Total Return (for the periods ended 03/31/12)
Horizon Kinetics ISE Wealth Index	5.11%	6.48%	9.65%	12.61%
S&P 500® Index	2.11%	-0.25%	2.92%	8.80%

Virtus Mutual Funds	50

            c/o Virtus Mutual Funds

                    P.O. Box 9874

            Providence, RI 02940-8074

ADDITIONAL INFORMATION

You can find more information about the funds in the following documents:

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds’ investments. The annual report discusses the market conditions and investment strategies that significantly affected the funds’ performance during the last fiscal year.

Statement of Additional Information (SAI)

The SAI contains more detailed information about the funds. It is incorporated by reference and is legally part of the prospectus.

To obtain free copies of these documents, you can download copies from the Individual Investors section of our Web site, virtus.com, or you can request copies by calling us toll-free at 1-800-243-1574.

Information about the funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s (SEC) Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call 1-202-551-8090. This information is also available on the SEC’s Internet site at sec.gov. You may also obtain copies upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, DC 20549-6009 or by electronic request at publicinfo@sec.gov.

Mutual Fund Services: 1-800-243-1574

Investment Company Act File No. 811-7455	9-12
8020

Part B

Updates to Statement of Additional Information

Page 1—add the following to the table listing the funds:

FUND	A	C	I
Virtus Emerging Markets Debt Fund
Virtus Emerging Markets Equity Income Fund
Virtus Herzfeld Fund
Virtus International Small-Cap Fund
Virtus Wealth Masters Fund

Page 3—the following replaces the first paragraph under “The Trust:”

The Trust is an open-end management investment company which was organized under Delaware law in 1995 as a statutory trust. Prior to January 27, 2006, the Trust was named “Phoenix-Seneca Funds.” From January 27, 2006 to October 20, 2008, the Trust was named “Phoenix Opportunities Trust.” Currently the Trust is named Virtus Opportunities Trust. Prior to October 1, 2008, all the funds listed below had “Phoenix” in their names instead of “Virtus,” except for Virtus Allocator Premium AlphaSector Fund, Virtus AlphaSector Rotation Fund, Virtus Emerging Markets Debt Fund, Virtus Emerging Markets Equity Income Fund, Virtus Global Commodities Stock Fund, Virtus Global Premium AlphaSector Fund, Virtus Global Real Estate Securities Fund, Virtus Greater Asia ex Japan Opportunities Fund, Virtus Greater European Opportunities Fund, Virtus Herzfeld Fund, Virtus International Equity Fund, Virtus International Small-Cap Fund, Virtus Premium AlphaSector Fund and Virtus Wealth Masters Fund. The Trust consists of 27 separate Funds: Virtus Allocator Premium AlphaSector Fund (“Allocator Premium AlphaSector Fund”), Virtus AlphaSector Rotation Fund (“AlphaSector Rotation Fund”), Virtus Alternatives Diversifier Fund (“Alternatives Diversifier Fund”), Virtus Bond Fund (“Bond Fund”), Virtus CA Tax-Exempt Bond Fund (“CA Tax-Exempt Bond Fund”), Virtus Emerging Markets Debt Fund (“EM Debt Fund”), Virtus Emerging Markets Equity Income Fund (“EM Equity Income Fund”), Virtus Foreign Opportunities Fund (“Foreign Opportunities Fund”), Virtus Global Commodities Stock Fund (“Global Commodities Fund”), Virtus Global Infrastructure Fund (“Global Infrastructure Fund”), Virtus Global Opportunities Fund (“Global Opportunities Fund”), Virtus Global Premium AlphaSector Fund (“Global Premium AlphaSector Fund”), Virtus Global Real Estate Securities Fund (“Global Real Estate Fund”), Virtus Greater Asia ex Japan Opportunities Fund (“Greater Asia Fund”), Virtus Greater European Opportunities Fund (“Greater European Fund”), Virtus Herzfeld Fund (“Herzfeld Fund”), Virtus High Yield Fund (“High Yield Fund”), Virtus International Equity Fund (“International Equity Fund”), Virtus International Real Estate Securities Fund (“International Real Estate Fund”), Virtus International Small-Cap Fund (“International Small-Cap Fund”), Virtus Market Neutral Fund (“Market Neutral Fund”), Virtus Multi-Sector Fixed Income Fund (“Multi-Sector Fixed Income Fund”), Virtus Multi-Sector Short Term Bond Fund (“Multi-Sector Short Term Bond Fund”), Virtus Premium AlphaSector Fund (“Premium AlphaSector Fund”), Virtus Real Estate Securities Fund (“Real Estate Fund”), Virtus Senior Floating Rate Fund (“Senior Floating Rate Fund”), and Virtus Wealth Masters Fund (“Wealth Masters Fund”) (each a “Fund” and collectively, the “Funds”). In addition, Allocator Premium AlphaSector Fund, AlphaSector Rotation Fund, Global Premium AlphaSector Fund, and Premium

AlphaSector Fund are referred to herein as the “AlphaSector Funds.” The Trust’s Prospectuses describe the investment objectives of the Funds and the strategies that each Fund will employ in seeking to achieve its investment objective. The respective investment objective(s) for Multi-Sector Short Term Bond Fund, Real Estate Fund and AlphaSector Rotation Fund is a fundamental policy and may not be changed without the vote of a majority of the outstanding voting securities of that Fund. The respective investment objective(s) for each of the other Funds is a non-fundamental policy of that Fund and may be changed without shareholder approval upon 60 days notice. The following discussion supplements the disclosure in the Prospectuses.

Page 3—add Emerging Markets Debt Fund to the list of funds to which Investment Restriction #1 does not apply.

Page 40—add the following rows to the table under “Non-Public Portfolio Holdings Information:”

Subadviser (Virtus Emerging Markets Debt Fund)	Newfleet Asset Management, LLC (“Newfleet”)	Daily with no delay
Subadviser (Virtus Emerging Markets Equity Income Fund)	Kleinwort Benson Investors International, Ltd. (“KBI”)	Daily with no delay
Subadviser (Virtus Herzfeld Fund)	Thomas J. Herzfeld Advisors, Inc. (“Herzfeld”)	Daily with no delay
Subadviser (Virtus International Small-Cap Fund)	Kayne Anderson Rudnick Investment Management, LLC (“Kayne”)	Daily with no delay
Subadviser (Virtus Wealth Masters Fund)	Horizon Asset Management, LLC (“Horizon”)	Daily with no delay

Page 42—add the following to the disclosure under “The Adviser” concerning advisory fees:

	First $1 billion	Over $1 billion
Virtus Emerging Markets Debt Fund	0.75%	0.70%
Virtus Emerging Markets Equity Income Fund	1.05%	1.00%
Virtus Herzfeld Fund	1.00%	0.95%
Virtus International Small-Cap Fund	1.00%	0.95%
Virtus Wealth Masters Fund	0.85%	0.80%

Page 43—add the following to the disclosure under “The Adviser” concerning expense caps:

	Type*	Class A	Class B	Class C	Class I	Class T
Virtus Emerging Markets Debt Fund	C		—			—
Virtus Emerging Markets Equity Income	C		—			—
Virtus Herzfeld Fund	C		—			—
Virtus International Small-Cap Fund	C		—			—
Virtus Wealth Masters Fund	C		—			—

*C = contractual through September 30, 2013

Page 44—add the following disclosure under “The Subadvisers:”

Thomas J. Herzfeld Advisors, Inc. (“Herzfeld”)

Herzfeld is located at 119 Washington Street, Suite 504, Miami, FL 33139. Herzfeld has specialized in the closed-end fund industry since its founding in 1984. As of June 30, 2012, Herzfeld had $        million in assets under management.

The Subadvisory Agreement provides that VIA will delegate to Herzfeld the performance of certain of its investment management services under the Investment Advisory Agreement with respect to Herzfeld Fund. Herzfeld will furnish at its own expense the office facilities and personnel necessary to perform such services.

For its services as subadviser, VIA pays Herzfeld a fee at the rate of 50% of the net investment management fee paid by Herzfeld Fund.

Horizon Asset Management LLC. (“Horizon”)

Horizon is located at 470 Park Avenue South, New York, NY 10016 and has been an investment adviser since 1994. Horizon is owned by Horizon Kinetics, LLC (“Horizon Kinetics”), an independently owned and operated firm formed in May 2011. As of June 30, 2012, Horizon Kinetics had approximately $        billion in assets under management.

The Subadvisory Agreement provides that VIA will delegate to Horizon the performance of certain of its investment management services under the Investment Advisory Agreement with respect to Wealth Masters Fund. Horizon will furnish at its own expense the office facilities and personnel necessary to perform such services.

For its services as subadviser, VIA pays Horizon a fee at the rate of 50% of the net investment management fee paid by Wealth Masters Fund.

Kayne Anderson Rudnick Investment Management, LLC (“Kayne”)

Kayne, an affiliate of VIA, is located at 1800 Avenue of the Stars, 2nd Floor, Los Angeles, CA 90067. Kayne acts as subadviser to mutual funds and as investment adviser to institutions and individuals. As of June 30, 2012, Kayne had approximately $        billion in assets under management.

The Subadvisory Agreement provides that VIA will delegate to Kayne the performance of certain of its investment management services under the Investment Advisory Agreement with respect to International Small-Cap Fund. Kayne will furnish at its own expense the office facilities and personnel necessary to perform such services.

For its services as Subadviser, VIA pays Kayne 50% of the net investment management fee paid by International Small-Cap Fund.

Kleinwort Benson Investors International, Ltd. (“KBI”)

KBI is located at One Rockefeller Plaza, 32nd Floor, New York, NY 10020. As of June 30, 2012, KBI had $         million in assets under management.

The Subadvisory Agreement provides that VIA will delegate to KBI the performance of certain of its investment management services under the Investment Advisory Agreement with respect to Emerging Markets Equity Income Fund. KBI will furnish at its own expense the office facilities and personnel necessary to perform such services.

For its services as subadviser, VIA pays KBI a fee at the rate of 50% of the net investment management fee paid by Emerging Markets Equity Income Fund.

Page 45—Add “Emerging Markets Debt Fund” to the list of funds for which Newfleet serves as subadviser.

Page 47—add the following to the disclosure under “Board of Trustees Consideration of Investment Advisory Agreement and Subadvisory Agreements:”

With respect to Virtus Emerging Markets Debt Fund, Virtus Emerging Markets Equity Income Fund, Virtus Herzfeld Fund, Virtus International Small-Cap Fund and Virtus Wealth Masters Fund a discussion regarding the basis for the Board of Trustees approving the investment advisory and subadvisory agreements is expected to be available in the funds’ 2012 annual report, covering the period from inception on September     , 2012 through September 30, 2012.

Page 48—under “Portfolio Managers,” revise the caption to the first subsection to read “Compensation of Portfolio Managers of Duff & Phelps, Euclid, Kayne and Newfleet”

Page 48—add the following subsections to “Portfolio Managers:”

Herzfeld

[to be inserted by amendment]

Horizon

[to be inserted by amendment]

KBI

[to be inserted by amendment]

Page 51—add the following to the table under “Other Accounts Managed by Portfolio Managers and Potential Conflicts of Interest:”

Portfolio Manager		Registered Investment Companies	Other Pooled Investment Vehicles (PIVs)	Other Accounts

James Collery	Number of Accounts Managed: Assets in Accounts Managed:

Erik Herzfeld	Number of Accounts Managed: Assets in Accounts Managed:

Cecilia Gondor	Number of Accounts Managed: Assets in Accounts Managed:

Thomas J. Herzfeld	Number of Accounts Managed: Assets in Accounts Managed:

David Hogarty	Number of Accounts Managed: Assets in Accounts Managed:

Stephen H. Hooker	Number of Accounts Managed: Assets in Accounts Managed:

Matthew Houk	Number of Accounts Managed: Assets in Accounts Managed:

Ian Madden	Number of Accounts Managed: Assets in Accounts Managed:

Gareth Maher	Number of Accounts Managed: Assets in Accounts Managed:

Daniel Senecal	Number of Accounts Managed: Assets in Accounts Managed:

Murray Stahl	Number of Accounts Managed: Assets in Accounts Managed:

Craig Stone	Number of Accounts Managed: Assets in Accounts Managed:

Craig Thrasher	Number of Accounts Managed: Assets in Accounts Managed:

Page 52—add the following to the table under “Ownership of Fund Securities by Portfolio Managers:”

Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned in Fund Managed

James Collery	Emerging Markets Equity Income Fund – None*

Erik Herzfeld	Herzfeld Fund—None*

Cecilia Gondor	Herzfeld Fund—None*

Thomas J. Herzfeld	Herzfeld Fund—None*

David Hogarty	Emerging Markets Equity Income Fund—None*

Stephen H. Hooker	Emerging Markets Debt Fund—None*

Matthew Houk	Wealth Masters Fund—None*

Ian Madden	Emerging Markets Equity Income Fund—None*

Gareth Maher	Emerging Markets Equity Income Fund—None*

Daniel Senecal	Emerging Markets Debt Fund—None*

Murray Stahl	Wealth Masters Fund—None*

Craig Stone	International Small-Cap Fund—None*

Craig Thrasher	International Small-Cap Fund—None*

*This fund is effective only as of the date of this SAI; therefore, the portfolio managers do not own any shares of the fund.

VIRTUS OPPORTUNITIES TRUST

PART C—OTHER INFORMATION

Item 28.	Exhibits

a.1.	Amended and Restated Agreement and Declaration of Trust dated March 1, 2001, filed via EDGAR with Post-Effective Amendment No. 12 (File No. 033-65137) on January 25, 2002 and incorporated herein by reference.

a.2.	Amendment to the Declaration of Trust of the Registrant, dated November 16, 2006, filed via EDGAR with Post-Effective Amendment No. 23 (File No. 033-65137) on January 30, 2007 and incorporated herein by reference.

b.1.	Amended and Restated By-Laws dated November 16, 2005, filed via EDGAR with Post-Effective Amendment No. 23 (File No. 033-65137) on January 30, 2007 and incorporated herein by reference.

b.2.	Amendment No. 1 to the Amended and Restated By-Laws of the Registrant, dated August 23, 2006, filed via EDGAR with Post-Effective Amendment No. 23 (File No. 033-65137) on January 30, 2007 and incorporated herein by reference.

b.3.	Amendment No. 2 to the Amended and Restated By-Laws of the Registrant, dated November 17, 2011, filed via EDGAR with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012 and incorporated herein by reference.

c.	Reference is made to Registrant’s Agreement and Declaration of Trust. See Exhibit a.

d.1.	Amended and Restated Investment Advisory Agreement between the Registrant, on behalf of Virtus Bond Fund, and Virtus Investment Advisers, Inc. (“VIA”) effective November 20, 2002, filed via EDGAR with Post-Effective Amendment No. 14 (File No. 033-65137) on January 29, 2004 and incorporated herein by reference.

d.2.	Subadvisory Agreement between VIA and Newfleet Asset Management, LLC (formerly SCM Advisors LLC) (“Newfleet”) dated July 1, 1998, filed via EDGAR with Post-Effective Amendment No. 15 (File No. 033-65137) on January 25, 2005 and incorporated herein by reference.

d.3.	Investment Subadvisory Agreement Amendment between VIA and Newfleet effective July 1, 1998 for the purpose of amending the Subadvisory Agreement of the same date in order to correct a typographical error in such Subadvisory Agreement, filed via EDGAR with Post-Effective Amendment No. 15 (File No. 033-65137) on January 25, 2005 and incorporated herein by reference.

d.4.	Amendment to Subadvisory Agreement between VIA and Newfleet dated November 20, 2002, filed via EDGAR with Post-Effective Amendment No. 15 (File No. 033-65137) on January 25, 2005 and incorporated herein by reference.

d.5.	Third Amendment to Subadvisory Agreement between VIA and Newfleet dated September 1, 2006, filed via EDGAR with Post-Effective Amendment No. 23 (File No. 033-65137) on January 30, 2007 and incorporated herein by reference.

d.6.	Amendment to Amended and Restated Investment Advisory Agreement between Registrant and VIA dated June 8, 2006, filed via EDGAR with Post-Effective Amendment No. 22 (File No. 033-65137) on June 9, 2006 and incorporated herein by reference.

d.7.	Second Amendment to Amended and Restated Investment Advisory Agreement between Registrant and VIA, dated June 27, 2007, on behalf of CA-Tax Exempt Bond Fund, Global Infrastructure Fund, High Yield Fund, Market Neutral Fund, Multi-Sector Fixed Income Fund, Multi-Sector Short Term Bond Fund and Real Estate Securities Fund, filed via EDGAR with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

d.8.	Subadvisory Agreement between VIA and Duff & Phelps Investment Management Co. (“Duff & Phelps”), dated June 27, 2007 on behalf of Global Infrastructure Fund and Real Estate Securities Fund, filed via EDGAR with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

d.9.	Fourth Amendment to Subadvisory Agreement between VIA and Newfleet, on behalf of High Yield Fund, dated June 27, 2007, filed via EDGAR with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

d.10.	Third Amendment to Amended and Restated Investment Advisory Agreement between Registrant and VIA dated September 24, 2007, on behalf of Virtus Alternatives Diversifier Fund, Virtus Foreign Opportunities Fund, Virtus Global Opportunities Fund, Virtus International Real Estate Securities Fund, Virtus AlphaSector Rotation Fund and Virtus AlphaSector Allocation Fund, filed via EDGAR with Post-Effective Amendment No. 28 (File No. 033-65137) on November 14, 2007 and incorporated herein by reference.

d.11.	First Amendment to Subadvisory Agreement between VIA and Duff & Phelps dated September 24, 2007, on behalf of Virtus International Real Estate Securities Fund, filed via EDGAR with Post-Effective Amendment No. 28 (File No. 033-65137) on November 14, 2007 and incorporated herein by reference.

d.12.	Subadvisory Agreement between VIA and Vontobel Asset Management, Inc. (“Vontobel”) dated September 24, 2007, on behalf of Virtus Foreign Opportunities Fund, filed via EDGAR with Post-Effective Amendment No. 28 (File No. 033-65137) on November 14, 2007 and incorporated herein by reference.

d.13.	Subadvisory Agreement between VIA and The Boston Company Asset Management, LLC (“TBCAM”) dated January 10, 2008, on behalf of Virtus Market Neutral Fund, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

d.14.	Fourth Amendment to Amended and Restated Investment Advisory Agreement, between the Registrant and VIA on behalf of Virtus Senior Floating Rate Fund effective as of January 31, 2008, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

d.15.	Fifth Amendment to Amended and Restated Investment Advisory Agreement, by and between the Registrant and VIA effective as of October 1, 2008, filed via EDGAR with Post-Effective Amendment No. 32 (File No. 033-65137) on January 28, 2009 and incorporated herein by reference.

d.16.	First Amendment to Subadvisory Agreement between VIA and Vontobel dated January 1, 2009, filed via EDGAR with Post-Effective Amendment No. 33 (File No. 033-65137) on March 2, 2009 and incorporated by reference.

d.17.	Second Amendment to Subadvisory Agreement between VIA and Vontobel on behalf of Global Opportunities Fund dated January 28, 2009, filed via EDGAR with Post-Effective Amendment No. 33 (File No. 033-65137) on March 2, 2009 and incorporated by reference.

d.18.	Sixth Amendment to Amended and Restated Investment Advisory Agreement, by and between Registrant and VIA on behalf of Virtus Global Real Estate Securities Fund, Virtus Greater Asia ex Japan Opportunities Fund and Virtus Greater European Opportunities Fund effective as of March 2, 2009, filed via EDGAR with Post-Effective Amendment No. 34 (File No. 033-65137) on October 1, 2009 and incorporated herein by reference.

d.19.	Seventh Amendment to Amended and Restated Investment Advisory Agreement, by and between Registrant and VIA effective as of May 29, 2009, filed via EDGAR with Post-Effective Amendment No. 34 (File No. 033-65137) on October 1, 2009 and incorporated herein by reference.

d.20.	Third Amendment to Subadvisory Agreement between VIA and Vontobel on behalf of Greater Asia ex Japan Opportunities Fund and Greater European Opportunities Fund dated April 21, 2009, filed via EDGAR with Post-Effective Amendment No. 34 (File No. 033-65137) on October 1, 2009 and incorporated herein by reference.

d.21.	Second Amendment to Subadvisory Agreement between VIA and Duff & Phelps on behalf of Global Real Estate Securities Fund dated March 2, 2009, filed via EDGAR with Post-Effective Amendment No. 34 (File No. 033-65137) on October 1, 2009 and incorporated herein by reference.

d.22.	Subadvisory Agreement between VIA and F-Squared Investments, Inc. on behalf of AlphaSectorSM Rotation Fund dated September 29, 2009, filed via EDGAR with Post-Effective Amendment No. 34 (File No. 033-65137) on October 1, 2009 and incorporated herein by reference.

d.23.	Eighth Amendment to Amended and Restated Investment Advisory Agreement, by and between Registrant and VIA effective as of September 29, 2009, filed via EDGAR with Post-Effective Amendment No. 34 (File No. 033-65137) on October 1, 2009 and incorporated herein by reference.

d.24.	Fifth Amendment to Subadvisory Agreement between VIA and Newfleet, on behalf of Bond Fund and High Yield Fund, dated January 1, 2010, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011 and incorporated herein by reference.

d.25.	First Amendment to Subadvisory Agreement between VIA and TBCAM dated January 1, 2010, on behalf of Virtus Market Neutral Fund, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011 and incorporated herein by reference.

d.26.	Fourth Amendment to Subadvisory Agreement between VIA and Vontobel on behalf of Foreign Opportunities Fund, Global Opportunities Fund, Greater Asia ex Japan Opportunities Fund and Greater European Opportunities Fund dated January 1, 2010, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011 and incorporated herein by reference.

d.27.	First Amendment to Subadvisory Agreement between VIA and F-Squared Investments, Inc. on behalf of AlphaSectorSM Rotation Fund dated June 30, 2010, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011 and incorporated herein by reference.

d.28.	Ninth Amendment to Amended and Restated Investment Advisory Agreement, by and between Registrant and VIA effective as of January 1, 2010, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011 and incorporated herein by reference.

d.29.	Tenth Amendment to Amended and Restated Investment Advisory Agreement, by and between Registrant and VIA effective as of June 30, 2010, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011 and incorporated herein by reference.

d.30.	Eleventh Amendment to Amended and Restated Investment Advisory Agreement, by and between Registrant and VIA effective as of September 14, 2010, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011 and incorporated herein by reference.

d.31.	Twelfth Amendment to Amended and Restated Investment Advisory Agreement, by and between Registrant and VIA effective as of January 1, 2011, filed via EDGAR with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012 and incorporated herein by reference.

d.32.	Thirteenth Amendment to Amended and Restated Investment Advisory Agreement, by and between Registrant and VIA effective as of March 15, 2011, filed via EDGAR with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012 and incorporated herein by reference.

d.33.	Third Amendment to Subadvisory Agreement between VIA and Duff & Phelps on behalf of Global Infrastructure Fund, Global Real Estate Securities Fund, International Real Estate Securities Fund and Real Estate Securities Fund dated January 1, 2010, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011 and incorporated herein by reference.

d.34.	Subadvisory Agreement between VIA and Euclid Advisors LLC (“Euclid”) on behalf of Alternatives Diversifier Fund, AlphaSector Rotation Fund, AlphaSector Allocation Fund, Allocator Premium AlphaSector Fund, Global Premium AlphaSector Fund, and Premium AlphaSector Fund dated September 30, 2011, filed via EDGAR with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012 and incorporated herein by reference.

d.35.	Assignment and Assumption Agreement among F-Squared Investments, Inc. and F-Squared Institutional Advisors, LLC on behalf of Premium AlphaSector Fund dated August 25, 2010, filed via EDGAR with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012 and incorporated herein by reference.

d.36.	Second Amendment to Subadvisory Agreement between VIA and F-Squared Investments, Inc. dated March 25, 2011, filed via EDGAR with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012 and incorporated herein by reference.

d.37.	Subadvisory Agreement between VIA and F-Squared Institutional Advisors, LLC on behalf of Virtus Premium AlphaSector Fund dated August 25, 2010, filed via EDGAR with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012 and incorporated herein by reference.

d.38.	First Amendment to Subadvisory Agreement between VIA and F-Squared Institutional Advisors, LLC, on behalf of Premium AlphaSector Fund, Allocator Premium AlphaSector Fund and Global Premium AlphaSector Fund dated March 15, 2011, filed via EDGAR with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012 and incorporated herein by reference.

d.39.	Subadvisory Agreement between VIA and Harris Investment Management, Inc. (“Harris”) on behalf of Virtus Global Commodities Stock Fund dated March 15, 2011, filed via EDGAR with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012 and incorporated herein by reference.

d.40.	Sixth Amendment to Subadvisory Agreement between VIA and Newfleet on behalf of Multi-Sector Fixed Income Fund, Multi-Sector Short Term Bond Fund and Senior Floating Rate Fund dated June 2, 2011, filed via EDGAR with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012 and incorporated herein by reference.

d.41.	Seventh Amendment to Subadvisory Agreement between VIA and Newfleet on behalf of CA Tax-Exempt Bond Fund dated September 30, 2011, filed via EDGAR with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012 and incorporated herein by reference.

d.42.	Subadvisory Agreement between VIA and Pyrford International Ltd. on behalf of International Equity Fund dated September 14, 2010, filed via EDGAR with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012 and incorporated herein by reference.

e.1.	Underwriting Agreement between VP Distributors, Inc. (“VP Distributors”) and Registrant dated July 1, 1998 and filed via EDGAR with Post-Effective Amendment No. 15 (File No. 033-65137) on January 25, 2005 and incorporated herein by reference. A Form of Underwriting Agreement between VP Distributors and Registrant was previously filed via EDGAR with Post-Effective Amendment No. 5 (File No. 033-65137) on May 20, 1998 and incorporated herein by reference.

e.2.	Form of Sales Agreement between VP Distributors and dealers (December 20, 2011), filed via EDGAR with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012 and incorporated herein by reference.

f.	None.

g.1.	Master Custody Agreement between Registrant and The Bank of New York Mellon, dated November 5, 2009, filed via EDGAR with PEA No. 36 (File No. 033-65137) on January 28, 2010 and incorporated herein by reference.

g.2.	First Amendment to Master Custody Agreement between Registrant and The Bank of New York Mellon, dated September 14, 2010, filed via with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012 and incorporated herein by reference.

g.3.	Second Amendment to Master Custody Agreement between Registrant and The Bank of New York Mellon, dated February 25, 2011, filed via with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012 and incorporated herein by reference.

g.4.	Third Amendment to Master Custody Agreement between Registrant and The Bank of New York Mellon, dated March 15, 2011, filed via with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012 and incorporated herein by reference.

g.5.	Fourth Amendment to Master Custody Agreement between Registrant and The Bank of New York Mellon, dated July 18, 2011, filed via with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012 and incorporated herein by reference.

h.1.	Amended and Restated Transfer Agency and Service Agreement between the Virtus Mutual Funds and VP Distributors dated January 1, 2010, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011 and incorporated herein by reference.

h.2.	Amendment to Amended and Restated Transfer Agency and Service Agreement between Virtus Mutual Funds and VP Distributors effective as of April 14, 2010, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011 and incorporated herein by reference.

h.3.	Second Amendment to Amended and Restated Transfer Agency and Service Agreement between Virtus Mutual Funds and VP Distributors effective as of March 15, 2011, filed via EDGAR with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012 and incorporated herein by reference.

h.4.	Amended and Restated Administration Agreement among Registrant and VP Distributors, Inc. dated January 1, 2010, filed via EDGAR with PEA No. 36 (File No. 033-65137) on January 28, 2010 and incorporated herein by reference.

h.5.	Seventh Amended and Restated Expense Limitation Agreement between Registrant and VIA on behalf of Virtus Alternatives Diversifier Fund, Virtus Bond Fund, Virtus CA Tax-Exempt Bond Fund, Virtus Global Real Estate Securities Fund, Virtus Greater Asia ex Japan Opportunities Fund, Virtus Greater European Opportunities Fund, Virtus International Real Estate Securities Fund, Virtus Market Neutral Fund and Virtus Senior Floating Rate Fund effective as of April 21, 2009, filed via EDGAR with Post-Effective No. 34 (File No. 033-65137) on October 1, 2009 and incorporated herein by reference.

h.6.	First Amendment to Amended and Restated Administration Agreement among Registrant and VP Distributors, Inc. dated April 14, 2010, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011 and incorporated herein by reference.

h.7.	Second Amendment to Amended and Restated Administration Agreement among Registrant and VP Distributors, Inc. dated June 30, 2010, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011 and incorporated herein by reference.

h.8.	Third Amendment to Amended and Restated Administration Agreement among Registrant and VP Distributors, Inc. dated September 14, 2010, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011 and incorporated herein by reference.

h.9.	Fourth Amendment to Amended and Restated Administration Agreement among Registrant and VP Distributors, Inc. dated January 1, 2011, filed via EDGAR with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012 and incorporated herein by reference.

h.10.	Eighth Amendment to Amended and Restated Expense Limitation Agreement between Registrant and VIA on behalf of Virtus Alternatives Diversifier Fund, Virtus Bond Fund, Virtus CA Tax-Exempt Bond Fund, Virtus Global Real Estate Securities Fund, Virtus Greater Asia ex Japan Opportunities Fund, Virtus Greater European Opportunities Fund, Virtus International Real Estate Securities Fund, Virtus Market Neutral Fund and Virtus Senior Floating Rate Fund effective as of January 1, 2010, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011 and incorporated herein by reference.

h.11.	Ninth Amendment to Amended and Restated Expense Limitation Agreement between Registrant and VIA on behalf of Virtus Alternatives Diversifier Fund, Virtus Bond Fund, Virtus CA Tax-Exempt Bond Fund, Virtus Global Real Estate Securities Fund, Virtus Greater Asia ex Japan Opportunities Fund, Virtus Greater European Opportunities Fund, Virtus International Real Estate Securities Fund, Virtus Market Neutral Fund and Virtus Senior Floating Rate Fund effective as of April 1, 2010, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011 and incorporated herein by reference.

h.12.	Tenth Amendment to Amended and Restated Expense Limitation Agreement between Registrant and VIA on behalf of Virtus Alternatives Diversifier Fund, Virtus Bond Fund, Virtus CA Tax-Exempt Bond Fund, Virtus Global Real Estate Securities Fund, Virtus Greater Asia ex Japan Opportunities Fund, Virtus Greater European Opportunities Fund, Virtus International Real Estate Securities Fund, Virtus Market Neutral Fund and Virtus Senior Floating Rate Fund effective as of April 14, 2010, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011 and incorporated herein by reference.

h.13.	Eleventh Amendment to Amended and Restated Expense Limitation Agreement between Registrant and VIA on behalf of Virtus Alternatives Diversifier Fund, Virtus Bond Fund, Virtus CA Tax-Exempt Bond Fund, Virtus Global Real Estate Securities Fund, Virtus Greater Asia ex Japan Opportunities Fund, Virtus Greater European Opportunities Fund, Virtus International Real Estate Securities Fund, Virtus Market Neutral Fund and Virtus Senior Floating Rate Fund effective as of June 30, 2010, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011 and incorporated herein by reference.

h.14.	Twelfth Amendment to Amended and Restated Expense Limitation Agreement between Registrant and VIA on behalf of Virtus Alternatives Diversifier Fund, Virtus Bond Fund, Virtus CA Tax-Exempt Bond Fund, Virtus Global Real Estate Securities Fund, Virtus Greater Asia ex Japan Opportunities Fund, Virtus Greater European Opportunities Fund, Virtus International Real Estate Securities Fund, Virtus Market Neutral Fund and Virtus Senior Floating Rate Fund effective as of March 15, 2011, filed via EDGAR with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012 and incorporated herein by reference.

h.15.	Fifth Amendment to Amended and Restated Administration Agreement among Registrant and VP Distributors, Inc. dated March 15, 2011, filed via EDGAR with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012 and incorporated herein by reference.

i.1.	Opinion and consent of Morris, Nichols, Arsht & Tunnell, filed via EDGAR with Pre-Effective Amendment No. 2 (File No. 033-65137) on February 29, 1996 and incorporated herein by reference.

i.2.	Opinion of Counsel as to legality of shares dated September 29, 2009, filed via EDGAR with Post-Effective No. 34 (File No. 033-65137) on October 1, 2009 and incorporated herein by reference.

j.	Consent of Independent Registered Public Accounting Firm, filed via EDGAR with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012 and incorporated herein by reference.

k.	None.

l.	Share Purchase Agreement (the “Share Purchase Agreement”) between Registrant and GMG/Seneca Capital Management, L.P., filed via EDGAR with Pre-Effective Amendment No. 2 (File No. 033-65137) on February 29, 1996 and incorporated herein by reference.

m.1.	Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective March 1, 2007, filed via EDGAR with Post-Effective Amendment No. 25 (File No. 033-65137) on June 27, 2007 and incorporated herein by reference.

m.2.	Class B Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective March 1, 2007, filed via EDGAR with Post-Effective Amendment No. 25 (File No. 033-65137) on June 27, 2007 and incorporated herein by reference.

m.3.	Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective March 1, 2007, filed via EDGAR with Post-Effective Amendment No. 25 (File No. 033-65137) on June 27, 2007 and incorporated herein by reference.

m.4.	Amendment to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, effective June 27, 2007, filed via EDGAR with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

m.5.	Amendment to Class B Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, effective June 27, 2007, filed via EDGAR with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

m.6.	Amendment to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, effective June 27, 2007, filed via EDGAR with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

m.7.	Class T Shares Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, effective June 27, 2007, filed via EDGAR with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

m.8.	Amendment No. 2 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective September 24, 2007, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

m.9.	Amendment No. 2 to Class B Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective September 24, 2007, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

m.10.	Amendment No. 2 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective September 24, 2007, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

m.11.	Amendment No. 3 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective October 1, 2007, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

m.12.	Amendment No. 3 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective October 1, 2007, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

m.13.	Amendment No. 4 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective January 31, 2008, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

m.14.	Amendment No. 4 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective January 31, 2008, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

m.15.	Amendment No. 5 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective March 2, 2009, filed via EDGAR with Post-Effective No. 34 (File No. 033-65137) on October 1, 2009 and incorporated herein by reference.

m.16.	Amendment No. 6 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective April 21, 2009, filed via EDGAR with Post-Effective No. 34 (File No. 033-65137) on October 1, 2009 and incorporated herein by reference.

m.17.	Amendment No. 5 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective March 2, 2009, filed via EDGAR with Post-Effective No. 34 (File No. 033-65137) on October 1, 2009 and incorporated herein by reference.

m.18.	Amendment No. 6 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective April 21, 2009, filed via EDGAR with Post-Effective No. 34 (File No. 033-65137) on October 1, 2009 and incorporated herein by reference.

m.19.	Amendment No. 7 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective June 30, 2010, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011 and incorporated herein by reference.

m.20.	Amendment No. 7 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective June 30, 2010, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011 and incorporated herein by reference.

m.21.	Amendment No. 8 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective September 14, 2010, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011 and incorporated herein by reference.

m.22.	Amendment No. 8 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective September 14, 2010, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011 and incorporated herein by reference.

m.23.	Amendment No. 9 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective March 15, 2011, filed via EDGAR with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012 and incorporated herein by reference.

m.24.	Amendment No. 9 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective March 15, 2011, filed via EDGAR with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012 and incorporated herein by reference.

n.1.	Amended and Restated Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940, effective as of August 19, 2009, filed via EDGAR with Post-Effective No. 34 (File No. 033-65137) on October 1, 2009 and incorporated herein by reference.

n.2.	First Amendment to Amended and Restated Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940, effective as of June 30, 2010, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011 and incorporated herein by reference.

n.3.	Second Amendment to Amended and Restated Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940, effective as of September 14, 2010, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011 and incorporated herein by reference.

n.4.	Third Amendment to Amended and Restated Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940, effective as of March 15, 2011, filed via EDGAR with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012 and incorporated herein by reference.

o.	Reserved.

p.1.	Amended and Restated Codes of Ethics of the Virtus Mutual Funds and the Distributor (VP Distributors) dated November 2008, filed via EDGAR with Post-Effective No. 34 (File No. 033-65137) on October 1, 2009 and incorporated herein by reference.

p.2.	Amended and Restated Code of Ethics of Euclid, Duff & Phelps, Newfleet, Virtus Alternative Investment Advisers, Inc., VIA and VP Distributors dated August 15, 2011, filed via EDGAR with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012 and incorporated herein by reference.

p.3.	Standards of Business Conduct and Code of Ethics for Investment and Mutual Fund Personnel of Subadviser (Harris), amended as of January 3, 2007, filed via EDGAR with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012 and incorporated herein by reference.

p.4.	Code of Conduct of Subadviser (TBCAM), dated July 2007, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

p.5.	Code of Ethics of Subadviser (Vontobel) dated April 23, 2008, filed via EDGAR with Post-Effective Amendment No. 32 (File No. 033-65137) on January 28, 2009 and incorporated herein by reference.

p.6.	Code of Ethics of Subadviser F-Squared Investments, Inc. and F-Squared Institutional Advisors, LLC (“F-Squared”), dated December 31, 2011, filed via EDGAR with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012 and incorporated herein by reference.

p.7.	Code of Ethics of Subadviser Pyrford International Ltd. (“Pyrford”), filed via EDGAR with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012 and incorporated herein by reference.

q.	Power of Attorney for all Trustees, dated February 28, 2008, filed via EDGAR with Post-Effective Amendment No. 32 (File No. 033-65137) on January 28, 2009 and incorporated herein by reference.

*	Filed herewith

Item 29.	Persons Controlled by or Under Common Control with the Fund

None.

Item 30.	Indemnification

The Amended and Restated Agreement and Declaration of Trust dated March 1, 2001 and the Bylaws dated November 16, 2005 of the Registrant provide that no trustee or officer will be indemnified against any liability to which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties. The Amended and Restated Investment Advisory Agreement, Underwriting Agreement, Master Custodian Contract and Transfer Agency and Service Agreement each provides that the Trust will indemnify the other party (or parties, as the case may be) to the agreement for certain losses.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Act”), may be available to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of the Investment Adviser

See “Management of the Fund” in the Prospectus and “Services of the Adviser and Subadviser” and “Management of the Trust” in the Statement of Additional Information which is included in this Post-Effective Amendment. For information as to the business, profession, vocation or employment of a substantial nature of directors and officers of the Adviser and Subadvisers, reference is made to the Adviser’s and Subadviser’s current Form ADV (VIA: SEC File No. 801-5995; TBCAM, SEC File No. 801-6829; Duff & Phelps: SEC File No. 801-14813; Euclid: SEC File No. 801-54263; F-Squared Investments: SEC File No. 801-69937; F-Squared Institutional: SEC File No. 801-71753; Harris: SEC File No. 801-35533; Herzfeld: SEC File No. 801-20866; Horizon: SEC File No. 801-47515; Kayne: SEC File No. 801-24241; KBI: SEC File No. 801-60558; Newfleet (f/k/a SCM Advisors): SEC File No. 801-51559; Vontobel: SEC File No. 801-21953; and Pyrford: SEC File No. 801-34270) filed under the Investment Advisers Act of 1940, and incorporated herein by reference.

Item 32.	Principal Underwriter

VP Distributors serves as the principal underwriter for the following registrants:

Virtus Equity Trust, Virtus Insight Trust, and Virtus Opportunities Trust.

(b)	Directors and executive officers of VP Distributors are as follows:

Name and Principal Business Address	Positions and Offices with Distributor	Positions and Offices with Registrant

George R. Aylward 100 Pearl Street Hartford, CT 06103	Director and Executive Vice President	Trustee and President

Kevin J. Carr 100 Pearl Street Hartford, CT 06103	Vice President, Counsel and Secretary	Vice President, Counsel, Chief Legal Officer and Secretary

Nancy J. Engberg 100 Pearl Street Hartford, CT 06103	Vice President and Assistant Secretary	Vice President and Chief Compliance Officer

David G. Hanley 100 Pearl Street Hartford, CT 06103	Vice President and Treasurer	None

David C. Martin 100 Pearl Street Hartford, CT 06103	Vice President and Chief Compliance Officer	None

Jeffrey T. Cerutti 100 Pearl Street Hartford, CT 06103	Director and President	None

Name and Principal Business Address	Positions and Offices with Distributor	Positions and Offices with Registrant

Francis G. Waltman 100 Pearl Street Hartford, CT 06103	Director	Senior Vice President

(c)	To the best of the Registrant’s knowledge, no commissions or other compensation was received by any principal underwriter who is not an affiliated person of the Registrant or an affiliated person of such affiliated person, directly or indirectly, from the Registrant during the Registrant’s last fiscal year.

Item 33.	Location of Accounts and Records

Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder include:

Secretary of the Trust:

Kevin J. Carr, Esq.

100 Pearl Street

Hartford, CT 06103

Investment Adviser:

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103

Subadviser for Market Neutral Fund

The Boston Company Asset Management, LLC

One Boston Place

Boston, MA 02108

Subadviser for Global Infrastructure Fund, Global Real Estate Securities Fund, International Real Estate Securities Fund and Real Estate Securities Fund:

Duff & Phelps Investment Management Co.

200 South Wacker Drive, Suite 500

Chicago, IL 60606

Subadviser to: Alternatives Diversifier Fund, AlphaSector Rotation Fund, AlphaSector Allocation Fund, Allocator Premium AlphaSector Fund, Global Premium AlphaSector Fund, and Premium AlphaSector Fund

Euclid Advisors, LLC

100 Pearl Street

Hartford, CT 06103

Subadviser to Allocator Premium AlphaSector Fund, Global Premium AlphaSector Fund and Premium AlphaSector Fund:

F-Squared Institutional Advisors, LLC

2221 Washington Street, Suite 201

Newton, MA 02462

Subadviser to AlphaSector Rotation Fund:

F-Squared Investments, Inc.

2221 Washington Street, Suite 201

Newton, MA 02462

Subadviser to: Global Commodities Stock Fund

Harris Investment Management, Inc.

190 South LaSalle Street, 4th Floor

Chicago, IL 60603

Subadviser to Herzfeld Fund:

Thomas J. Herzfeld Advisors, Inc.

119 Washington Street, Suite 504

Miami, FL 33139

Subadviser to Wealth Masters Fund:

Horizon Asset Management LLC

470 Park Avenue South

New York, NY 10016

Subadviser to International Small-Cap Fund:

Kayne Anderson Rudnick Investment Management, LLC

1800 Avenue of the Stars, 2nd Floor

Los Angeles, CA 90067

Subadviser to Emerging Markets Equity Income Fund:

Kleinwort Benson Investors International, Ltd.

One Rockefeller Plaza, 32nd Floor

New York, NY 10020

Subadviser to: Emerging Markets Debt Fund, Multi-Sector Fixed Income Fund, Multi-Sector Short Term Bond Fund, Senior Floating Rate Fund, CA Tax-Exempt Bond Fund and High Yield Fund

Newfleet Asset Management, LLC

100 Pearl Street

Hartford, CT 06103

Subadviser to: Bond Fund

Newfleet Asset Management, LLC

909 Montgomery Street, Fifth Floor

San Francisco, CA 94133

Subadviser to International Equity Fund:

Pyrford International Ltd.

79 Grosvenor Street

London

W1K 3JU

United Kingdom

Subadviser to Foreign Opportunities Fund, Global Opportunities Fund, Greater Asia ex Japan Opportunities Fund and Greater European Opportunities Fund:

Vontobel Asset Management, Inc.

1540 Broadway, 38th Floor

New York, NY 10036

Principal Underwriter, Administrator and Transfer Agent:

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103

Custodian and Dividend Dispersing Agent:

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Fund Accountant and Subadministrator:

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Item 34.	Management Services

None.

Item 35.	Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford and the State of Connecticut on the 13th day of June, 2012.

VIRTUS OPPORTUNITIES TRUST

By:	/s/ GEORGE R. AYLWARD
George R. Aylward
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the registration statement has been signed below by the following persons in the capacities indicated on the 13th day of June, 2012.

Signature	Title

/s/ GEORGE R. AYLWARD George R. Aylward	Trustee and President (principal executive officer)

/s/ W. PATRICK BRADLEY W. Patrick Bradley	Senior Vice President, Chief Financial Officer and Treasurer (principal financial and accounting officer)

/s/ LEROY KEITH, JR. Leroy Keith, Jr.*	Trustee

/s/ PHILIP R. MCLOUGHLIN Philip R. McLoughlin*	Trustee and Chairman

/s/ GERALDINE M. MCNAMARA Geraldine M. McNamara*	Trustee

/s/ JAMES M. OATES James M. Oates*	Trustee

/s/ RICHARD E. SEGERSON Richard E. Segerson*	Trustee

/s/ FERDINAND L.J. VERDONCK Ferdinand L.J. Verdonck*	Trustee

*By	GEORGE R. AYLWARD
*George R. Aylward, Attorney-in-Fact, pursuant to a power of attorney